Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (54.0%)
U.S. Government Securities (52.8%)
United States Treasury Note/Bond	6.875%	8/15/25	11,329	13,967
United States Treasury Note/Bond	0.750%	4/30/26	230	228
United States Treasury Note/Bond	2.000%	11/15/26	295,862	310,516
United States Treasury Note/Bond	6.500%	11/15/26	23,500	29,937
United States Treasury Note/Bond	1.625%	11/30/26	433,674	447,091
United States Treasury Note/Bond	1.750%	12/31/26	111,750	115,906
United States Treasury Note/Bond	1.500%	1/31/27	134,445	137,638
United States Treasury Note/Bond	2.250%	2/15/27	754,225	801,246
United States Treasury Note/Bond	1.125%	2/28/27	48,655	48,822
United States Treasury Note/Bond	0.625%	3/31/27	7,627	7,445
United States Treasury Note/Bond	2.375%	5/15/27	679,612	727,079
United States Treasury Note/Bond	0.500%	5/31/27	369,270	356,807
United States Treasury Note/Bond	0.500%	6/30/27	213,640	206,229
United States Treasury Note/Bond	0.375%	7/31/27	515,075	493,104
United States Treasury Note/Bond	2.250%	8/15/27	575,586	611,919
United States Treasury Note/Bond	0.500%	8/31/27	503,440	484,561
United States Treasury Note/Bond	0.375%	9/30/27	287,465	274,349
United States Treasury Note/Bond	0.500%	10/31/27	288,055	276,488
United States Treasury Note/Bond	2.250%	11/15/27	530,965	564,648
United States Treasury Note/Bond	0.625%	11/30/27	561,840	542,702
United States Treasury Note/Bond	0.625%	12/31/27	382,780	369,383
United States Treasury Note/Bond	0.750%	1/31/28	217,425	211,140
United States Treasury Note/Bond	2.750%	2/15/28	514,955	563,554
United States Treasury Note/Bond	1.125%	2/29/28	636,175	632,298
United States Treasury Note/Bond	1.250%	3/31/28	349,000	349,109
United States Treasury Note/Bond	1.250%	4/30/28	368,784	368,669
United States Treasury Note/Bond	2.875%	5/15/28	553,253	610,480
United States Treasury Note/Bond	1.250%	5/31/28	534,030	533,363
United States Treasury Note/Bond	1.250%	6/30/28	339,160	338,418
United States Treasury Note/Bond	1.000%	7/31/28	298,538	292,800
United States Treasury Note/Bond	2.875%	8/15/28	604,945	668,464
United States Treasury Note/Bond	5.500%	8/15/28	12,735	16,271
United States Treasury Note/Bond	1.125%	8/31/28	448,110	442,859
United States Treasury Note/Bond	1.250%	9/30/28	327,560	326,229
United States Treasury Note/Bond	3.125%	11/15/28	661,703	743,589
United States Treasury Note/Bond	5.250%	11/15/28	10,000	12,698
United States Treasury Note/Bond	2.625%	2/15/29	623,611	680,126
United States Treasury Note/Bond	5.250%	2/15/29	15,235	19,429
United States Treasury Note/Bond	2.375%	5/15/29	576,927	619,385
United States Treasury Note/Bond	1.625%	8/15/29	584,494	595,453
United States Treasury Note/Bond	6.125%	8/15/29	6,500	8,826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.750%	11/15/29	418,914	430,565
	United States Treasury Note/Bond	1.500%	2/15/30	221,671	223,125
	United States Treasury Note/Bond	0.625%	5/15/30	727,051	678,771
	United States Treasury Note/Bond	6.250%	5/15/30	43,200	60,224
	United States Treasury Note/Bond	0.625%	8/15/30	930,357	865,814
	United States Treasury Note/Bond	0.875%	11/15/30	998,682	948,124
	United States Treasury Note/Bond	1.125%	2/15/31	1,045,088	1,012,429
	United States Treasury Note/Bond	1.625%	5/15/31	954,513	965,848
	United States Treasury Note/Bond	1.250%	8/15/31	642,510	627,050
					20,665,175
Agency Bonds and Notes (1.2%)
	Federal Home Loan Banks	3.250%	6/9/28	24,100	27,050
	Federal Home Loan Banks	3.250%	11/16/28	41,325	46,668
[1,2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,235	11,652
[2]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,514	13,774
[2]	Federal National Mortgage Assn.	1.875%	9/24/26	37,530	39,151
[2]	Federal National Mortgage Assn.	0.750%	10/8/27	50,680	49,270
[2]	Federal National Mortgage Assn.	6.250%	5/15/29	35,504	47,817
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	28,000	40,277
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	41,160	60,137
[2]	Federal National Mortgage Assn.	0.875%	8/5/30	54,600	51,551
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	35,114	50,132
[1]	Private Export Funding Corp.	1.400%	7/15/28	7,425	7,371
[1]	Tennessee Valley Authority	2.875%	2/1/27	12,000	13,053
	Tennessee Valley Authority	7.125%	5/1/30	3,970	5,716
	Tennessee Valley Authority	1.500%	9/15/31	4,100	4,040
					467,659
Total U.S. Government and Agency Obligations (Cost $20,962,107)					21,132,834
Corporate Bonds (40.8%)
Communications (3.4%)
	Activision Blizzard Inc.	3.400%	6/15/27	3,490	3,816
	Activision Blizzard Inc.	1.350%	9/15/30	6,305	5,850
	Alphabet Inc.	0.800%	8/15/27	7,383	7,202
	Alphabet Inc.	1.100%	8/15/30	20,565	19,431
	America Movil SAB de CV	3.625%	4/22/29	11,112	12,093
	America Movil SAB de CV	2.875%	5/7/30	6,043	6,287
	AT&T Inc.	3.800%	2/15/27	6,502	7,205
	AT&T Inc.	4.250%	3/1/27	9,000	10,187
	AT&T Inc.	2.300%	6/1/27	21,453	22,221
	AT&T Inc.	1.650%	2/1/28	21,325	21,129
[1]	AT&T Inc.	4.100%	2/15/28	11,509	12,993
	AT&T Inc.	4.350%	3/1/29	29,280	33,574
[1]	AT&T Inc.	4.300%	2/15/30	29,335	33,676
	AT&T Inc.	2.750%	6/1/31	5,706	5,860
	AT&T Inc.	2.550%	12/1/33	5,700	5,609
	Baidu Inc.	1.720%	4/9/26	57	57
	Baidu Inc.	3.625%	7/6/27	5,990	6,553
	Baidu Inc.	4.375%	3/29/28	3,790	4,240
	Baidu Inc.	4.875%	11/14/28	4,450	5,151
	Baidu Inc.	3.425%	4/7/30	5,980	6,342
	Baidu Inc.	2.375%	8/23/31	5,900	5,704
	Booking Holdings Inc.	3.550%	3/15/28	4,063	4,507
	Booking Holdings Inc.	4.625%	4/13/30	12,386	14,730
	British Telecommunications plc	5.125%	12/4/28	4,667	5,458
	British Telecommunications plc	9.625%	12/15/30	22,355	34,215
	Charter Communications Operating LLC	3.750%	2/15/28	8,712	9,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC	4.200%	3/15/28	10,704	11,961
[3]	Charter Communications Operating LLC	2.250%	1/15/29	10,000	9,995
	Charter Communications Operating LLC	5.050%	3/30/29	11,018	12,868
	Charter Communications Operating LLC	2.800%	4/1/31	12,784	12,840
	Comcast Corp.	2.350%	1/15/27	12,530	13,124
	Comcast Corp.	3.300%	2/1/27	13,104	14,305
	Comcast Corp.	3.300%	4/1/27	8,815	9,652
	Comcast Corp.	3.150%	2/15/28	14,767	16,041
	Comcast Corp.	4.150%	10/15/28	37,493	43,146
	Comcast Corp.	2.650%	2/1/30	14,163	14,773
	Comcast Corp.	3.400%	4/1/30	16,535	18,166
	Comcast Corp.	4.250%	10/15/30	12,000	13,993
	Comcast Corp.	1.950%	1/15/31	13,925	13,691
	Comcast Corp.	1.500%	2/15/31	15,075	14,271
	Deutsche Telekom International Finance BV	8.750%	6/15/30	29,343	43,575
	Discovery Communications LLC	3.950%	3/20/28	14,177	15,710
	Discovery Communications LLC	4.125%	5/15/29	6,557	7,333
	Discovery Communications LLC	3.625%	5/15/30	8,726	9,469
	Electronic Arts Inc.	1.850%	2/15/31	6,191	5,987
	Expedia Group Inc.	4.625%	8/1/27	6,912	7,838
	Expedia Group Inc.	3.800%	2/15/28	9,699	10,525
	Expedia Group Inc.	3.250%	2/15/30	12,571	13,007
	Expedia Group Inc.	2.950%	3/15/31	6,072	6,151
	Fox Corp.	4.709%	1/25/29	17,676	20,598
	Fox Corp.	3.500%	4/8/30	5,449	5,936
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	3,916	4,557
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,384	6,356
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	5,415	5,438
	Koninklijke KPN NV	8.375%	10/1/30	5,825	8,239
	Omnicom Group Inc.	2.450%	4/30/30	3,841	3,890
	Omnicom Group Inc.	4.200%	6/1/30	4,310	4,923
	Omnicom Group Inc.	2.600%	8/1/31	7,002	7,121
	Orange SA	9.000%	3/1/31	20,208	31,420
	Rogers Communications Inc.	2.900%	11/15/26	2,875	3,056
	TCI Communications Inc.	7.125%	2/15/28	1,916	2,520
	Telefonica Emisiones SA	4.103%	3/8/27	15,443	17,347
	Telefonica Europe BV	8.250%	9/15/30	9,528	13,709
	TELUS Corp.	2.800%	2/16/27	5,600	5,941
	TELUS Corp.	3.700%	9/15/27	1,846	2,058
	Tencent Music Entertainment Group	2.000%	9/3/30	3,775	3,555
	T-Mobile USA Inc.	3.750%	4/15/27	33,358	36,753
	T-Mobile USA Inc.	2.050%	2/15/28	15,270	15,395
	T-Mobile USA Inc.	3.875%	4/15/30	60,530	66,874
	T-Mobile USA Inc.	2.550%	2/15/31	24,063	24,163
	VeriSign Inc.	2.700%	6/15/31	6,375	6,484
	Verizon Communications Inc.	4.125%	3/16/27	25,116	28,507
	Verizon Communications Inc.	3.000%	3/22/27	6,812	7,311
	Verizon Communications Inc.	2.100%	3/22/28	27,282	27,697
	Verizon Communications Inc.	4.329%	9/21/28	36,023	41,439
	Verizon Communications Inc.	3.875%	2/8/29	3,386	3,800
	Verizon Communications Inc.	4.016%	12/3/29	33,125	37,564
	Verizon Communications Inc.	3.150%	3/22/30	16,937	18,118
	Verizon Communications Inc.	1.500%	9/18/30	3,050	2,880
	Verizon Communications Inc.	1.680%	10/30/30	16,525	15,695
	Verizon Communications Inc.	1.750%	1/20/31	19,938	18,968
	Verizon Communications Inc.	2.550%	3/21/31	35,925	36,446
	ViacomCBS Inc.	2.900%	1/15/27	4,940	5,243
	ViacomCBS Inc.	3.375%	2/15/28	4,855	5,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ViacomCBS Inc.	3.700%	6/1/28	5,820	6,443
	ViacomCBS Inc.	4.200%	6/1/29	6,279	7,160
	ViacomCBS Inc.	7.875%	7/30/30	3,183	4,499
	ViacomCBS Inc.	4.950%	1/15/31	13,437	16,091
	Vodafone Group plc	4.375%	5/30/28	26,407	30,334
	Vodafone Group plc	7.875%	2/15/30	5,450	7,730
	Walt Disney Co.	3.375%	11/15/26	3,700	4,057
	Walt Disney Co.	3.700%	3/23/27	5,963	6,654
	Walt Disney Co.	2.200%	1/13/28	10,173	10,510
	Walt Disney Co.	2.000%	9/1/29	15,611	15,761
	Walt Disney Co.	3.800%	3/22/30	11,934	13,570
	Walt Disney Co.	2.650%	1/13/31	18,183	19,005
	Weibo Corp.	3.375%	7/8/30	4,610	4,610
					1,333,766
Consumer Discretionary (2.7%)
	Advance Auto Parts Inc.	3.900%	4/15/30	7,650	8,462
	Alibaba Group Holding Ltd.	3.400%	12/6/27	24,461	26,234
	Alibaba Group Holding Ltd.	2.125%	2/9/31	10,499	10,094
	Amazon.com Inc.	1.200%	6/3/27	9,125	9,096
	Amazon.com Inc.	3.150%	8/22/27	33,276	36,584
	Amazon.com Inc.	1.650%	5/12/28	19,885	20,048
	Amazon.com Inc.	1.500%	6/3/30	19,383	18,842
	Amazon.com Inc.	2.100%	5/12/31	26,430	26,770
[1]	American Honda Finance Corp.	2.350%	1/8/27	5,623	5,872
[1]	American Honda Finance Corp.	2.000%	3/24/28	8,865	9,014
[1]	American Honda Finance Corp.	1.800%	1/13/31	4,975	4,870
	Aptiv plc	4.350%	3/15/29	2,050	2,352
	AutoNation Inc.	3.800%	11/15/27	5,460	5,995
	AutoNation Inc.	4.750%	6/1/30	2,973	3,460
	AutoNation Inc.	2.400%	8/1/31	2,121	2,067
	AutoZone Inc.	3.750%	6/1/27	5,406	6,029
	AutoZone Inc.	3.750%	4/18/29	4,776	5,308
	AutoZone Inc.	4.000%	4/15/30	7,752	8,773
	AutoZone Inc.	1.650%	1/15/31	5,250	4,981
	Best Buy Co. Inc.	4.450%	10/1/28	3,885	4,470
	Best Buy Co. Inc.	1.950%	10/1/30	2,488	2,419
	BorgWarner Inc.	2.650%	7/1/27	10,000	10,548
	Brunswick Corp.	2.400%	8/18/31	7,770	7,490
[4]	Daimler Finance North America LLC	3.100%	8/15/29	12,500	13,390
	Daimler Finance North America LLC	8.500%	1/18/31	3,750	5,676
[4]	Daimler Finance North America LLC	2.450%	3/2/31	3,000	3,056
	Darden Restaurants Inc.	3.850%	5/1/27	4,225	4,683
	DR Horton Inc.	1.400%	10/15/27	5,259	5,160
	eBay Inc.	3.600%	6/5/27	6,339	7,004
	eBay Inc.	2.700%	3/11/30	8,518	8,851
	eBay Inc.	2.600%	5/10/31	6,000	6,122
[1]	Emory University	2.143%	9/1/30	3,675	3,741
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,425	5,847
	General Motors Co.	4.200%	10/1/27	6,912	7,691
	General Motors Co.	6.800%	10/1/27	8,555	10,686
	General Motors Co.	5.000%	10/1/28	9,605	11,115
	General Motors Financial Co. Inc.	4.000%	10/6/26	6,856	7,544
	General Motors Financial Co. Inc.	4.350%	1/17/27	9,985	11,195
	General Motors Financial Co. Inc.	2.700%	8/20/27	7,150	7,426
	General Motors Financial Co. Inc.	3.850%	1/5/28	5,770	6,278
	General Motors Financial Co. Inc.	2.400%	4/10/28	5,304	5,361
	General Motors Financial Co. Inc.	5.650%	1/17/29	3,050	3,667
	General Motors Financial Co. Inc.	3.600%	6/21/30	9,150	9,802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	2.350%	1/8/31	5,550	5,439
	General Motors Financial Co. Inc.	2.700%	6/10/31	12,865	12,828
	Genuine Parts Co.	1.875%	11/1/30	6,000	5,734
	Hasbro Inc.	3.550%	11/19/26	1,191	1,297
	Hasbro Inc.	3.500%	9/15/27	1,925	2,098
	Hasbro Inc.	3.900%	11/19/29	6,961	7,673
	Home Depot Inc.	2.500%	4/15/27	7,625	8,084
	Home Depot Inc.	2.800%	9/14/27	8,101	8,733
	Home Depot Inc.	0.900%	3/15/28	2,100	2,017
	Home Depot Inc.	1.500%	9/15/28	14,975	14,824
	Home Depot Inc.	3.900%	12/6/28	6,350	7,269
	Home Depot Inc.	2.950%	6/15/29	13,191	14,238
	Home Depot Inc.	2.700%	4/15/30	14,010	14,826
	Home Depot Inc.	1.375%	3/15/31	10,475	9,916
	Home Depot Inc.	1.875%	9/15/31	6,400	6,289
	Hyatt Hotels Corp.	4.375%	9/15/28	5,430	5,935
	Hyatt Hotels Corp.	5.750%	4/23/30	3,950	4,731
	JD.com Inc.	3.875%	4/29/26	104	113
	JD.com Inc.	3.375%	1/14/30	5,575	5,852
	Kohl's Corp.	3.375%	5/1/31	4,116	4,245
	Las Vegas Sands Corp.	3.900%	8/8/29	7,823	7,976
	Lear Corp.	3.800%	9/15/27	6,674	7,385
	Lear Corp.	4.250%	5/15/29	3,000	3,353
	Lear Corp.	3.500%	5/30/30	3,600	3,853
	Leggett & Platt Inc.	3.500%	11/15/27	4,100	4,459
	Leggett & Platt Inc.	4.400%	3/15/29	4,852	5,542
	Leland Stanford Junior University	1.289%	6/1/27	4,328	4,343
	Lennar Corp.	5.000%	6/15/27	809	939
	Lennar Corp.	4.750%	11/29/27	11,650	13,496
	Lowe's Cos. Inc.	3.100%	5/3/27	9,541	10,325
	Lowe's Cos. Inc.	1.300%	4/15/28	7,990	7,758
	Lowe's Cos. Inc.	1.700%	9/15/28	5,000	4,957
	Lowe's Cos. Inc.	3.650%	4/5/29	19,161	21,201
	Lowe's Cos. Inc.	4.500%	4/15/30	6,975	8,179
	Lowe's Cos. Inc.	1.700%	10/15/30	10,925	10,454
	Lowe's Cos. Inc.	2.625%	4/1/31	13,315	13,673
	Magna International Inc.	2.450%	6/15/30	3,550	3,606
[1]	Marriott International Inc.	4.000%	4/15/28	5,250	5,770
[1]	Marriott International Inc.	4.625%	6/15/30	12,228	13,987
[1]	Marriott International Inc.	2.850%	4/15/31	11,373	11,481
	Masco Corp.	3.500%	11/15/27	3,601	3,927
	Masco Corp.	1.500%	2/15/28	5,195	5,053
	Masco Corp.	2.000%	10/1/30	2,599	2,513
	Masco Corp.	2.000%	2/15/31	6,059	5,859
[1]	McDonald's Corp.	3.500%	3/1/27	8,183	9,003
[1]	McDonald's Corp.	3.500%	7/1/27	9,770	10,787
[1]	McDonald's Corp.	3.800%	4/1/28	6,954	7,782
[1]	McDonald's Corp.	2.625%	9/1/29	8,199	8,552
[1]	McDonald's Corp.	2.125%	3/1/30	6,098	6,133
[1]	McDonald's Corp.	3.600%	7/1/30	9,850	10,957
	MDC Holdings Inc.	2.500%	1/15/31	3,762	3,667
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	4,875
	NIKE Inc.	2.375%	11/1/26	4,525	4,782
	NIKE Inc.	2.750%	3/27/27	11,267	12,083
	NIKE Inc.	2.850%	3/27/30	12,322	13,250
	NVR Inc.	3.000%	5/15/30	4,979	5,203
	O'Reilly Automotive Inc.	3.600%	9/1/27	8,140	9,054
	O'Reilly Automotive Inc.	4.350%	6/1/28	500	574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	O'Reilly Automotive Inc.	3.900%	6/1/29	3,998	4,480
	O'Reilly Automotive Inc.	4.200%	4/1/30	8,110	9,300
	Owens Corning	3.950%	8/15/29	4,175	4,666
	Owens Corning	3.875%	6/1/30	2,119	2,336
	PulteGroup Inc.	5.000%	1/15/27	4,750	5,509
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	7,246
	Ross Stores Inc.	1.875%	4/15/31	3,000	2,894
[4]	Sands China Ltd.	2.300%	3/8/27	2,900	2,806
	Sands China Ltd.	5.400%	8/8/28	14,885	16,458
[4]	Sands China Ltd.	2.850%	3/8/29	2,100	2,022
	Sands China Ltd.	4.375%	6/18/30	5,883	6,140
[4]	Sands China Ltd.	3.250%	8/8/31	2,800	2,704
	Snap-on Inc.	3.250%	3/1/27	2,575	2,809
	Stanley Black & Decker Inc.	4.250%	11/15/28	5,519	6,391
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,580	4,705
	Starbucks Corp.	2.000%	3/12/27	5,507	5,646
	Starbucks Corp.	3.500%	3/1/28	6,006	6,609
	Starbucks Corp.	4.000%	11/15/28	5,928	6,743
	Starbucks Corp.	3.550%	8/15/29	1,777	1,966
	Starbucks Corp.	2.250%	3/12/30	8,974	9,047
	Starbucks Corp.	2.550%	11/15/30	10,845	11,152
	Steelcase Inc.	5.125%	1/18/29	4,075	4,707
	Tapestry Inc.	4.125%	7/15/27	5,387	5,894
	TJX Cos. Inc.	1.150%	5/15/28	4,800	4,701
	TJX Cos. Inc.	3.875%	4/15/30	5,525	6,290
	TJX Cos. Inc.	1.600%	5/15/31	2,000	1,923
	Toyota Motor Corp.	3.669%	7/20/28	1,678	1,879
	Toyota Motor Corp.	2.760%	7/2/29	4,125	4,397
[1]	Toyota Motor Credit Corp.	3.200%	1/11/27	9,635	10,510
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,370	5,280
[1]	Toyota Motor Credit Corp.	3.050%	1/11/28	5,450	5,905
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	3,464	3,509
	Toyota Motor Credit Corp.	3.650%	1/8/29	4,065	4,579
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	7,000	7,104
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,175	11,273
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,450	5,300
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,000	4,909
	Tractor Supply Co.	1.750%	11/1/30	5,500	5,281
	VF Corp.	2.800%	4/23/27	4,600	4,884
	VF Corp.	2.950%	4/23/30	7,565	7,959
	Whirlpool Corp.	4.750%	2/26/29	10,528	12,307
	Whirlpool Corp.	2.400%	5/15/31	1,238	1,239
[1]	Yale University	1.482%	4/15/30	7,560	7,414
					1,061,878
Consumer Staples (2.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,550	6,016
	Altria Group Inc.	2.625%	9/16/26	4,757	4,981
	Altria Group Inc.	4.800%	2/14/29	13,066	15,027
	Altria Group Inc.	3.400%	5/6/30	8,751	9,241
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	17,320	19,546
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	38,424	45,245
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	22,760	24,937
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	2,823	3,429
	Archer-Daniels-Midland Co.	3.250%	3/27/30	8,725	9,550
	Avery Dennison Corp.	4.875%	12/6/28	4,225	4,994
	Avery Dennison Corp.	2.650%	4/30/30	5,789	5,920
	BAT Capital Corp.	4.700%	4/2/27	7,149	8,072
	BAT Capital Corp.	3.557%	8/15/27	27,769	29,917

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
BAT Capital Corp.	2.259%	3/25/28	18,551	18,429
BAT Capital Corp.	3.462%	9/6/29	3,819	4,016
BAT Capital Corp.	4.906%	4/2/30	8,043	9,220
BAT Capital Corp.	2.726%	3/25/31	8,135	8,018
Bunge Ltd. Finance Corp.	3.750%	9/25/27	4,617	5,098
Bunge Ltd. Finance Corp.	2.750%	5/14/31	8,569	8,688
Campbell Soup Co.	4.150%	3/15/28	8,085	9,110
Campbell Soup Co.	2.375%	4/24/30	7,190	7,237
Church & Dwight Co. Inc.	3.150%	8/1/27	3,375	3,659
Clorox Co.	3.100%	10/1/27	5,200	5,632
Clorox Co.	1.800%	5/15/30	6,100	5,957
Coca-Cola Co.	3.375%	3/25/27	13,470	14,913
Coca-Cola Co.	2.900%	5/25/27	2,900	3,150
Coca-Cola Co.	1.450%	6/1/27	6,100	6,156
Coca-Cola Co.	1.500%	3/5/28	7,000	6,978
Coca-Cola Co.	1.000%	3/15/28	15,760	15,222
Coca-Cola Co.	2.125%	9/6/29	11,701	11,986
Coca-Cola Co.	3.450%	3/25/30	5,505	6,162
Coca-Cola Co.	1.650%	6/1/30	10,794	10,543
Coca-Cola Co.	2.000%	3/5/31	7,950	7,961
Coca-Cola Co.	1.375%	3/15/31	9,813	9,320
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	10,700	11,050
Conagra Brands Inc.	1.375%	11/1/27	9,489	9,245
Conagra Brands Inc.	4.850%	11/1/28	11,308	13,289
Constellation Brands Inc.	3.700%	12/6/26	3,804	4,202
Constellation Brands Inc.	3.500%	5/9/27	7,583	8,321
Constellation Brands Inc.	3.600%	2/15/28	4,059	4,466
Constellation Brands Inc.	4.650%	11/15/28	5,790	6,736
Constellation Brands Inc.	3.150%	8/1/29	9,308	9,963
Constellation Brands Inc.	2.875%	5/1/30	650	676
Constellation Brands Inc.	2.250%	8/1/31	7,280	7,164
Costco Wholesale Corp.	3.000%	5/18/27	13,663	14,922
Costco Wholesale Corp.	1.375%	6/20/27	5,400	5,427
Costco Wholesale Corp.	1.600%	4/20/30	25,824	25,240
Diageo Capital plc	3.875%	5/18/28	4,078	4,612
Diageo Capital plc	2.375%	10/24/29	8,450	8,707
Diageo Capital plc	2.000%	4/29/30	2,035	2,023
Dollar General Corp.	3.875%	4/15/27	7,551	8,419
Dollar General Corp.	4.125%	5/1/28	3,800	4,317
Dollar General Corp.	3.500%	4/3/30	12,617	13,881
Dollar Tree Inc.	4.200%	5/15/28	8,709	9,850
Estee Lauder Cos. Inc.	3.150%	3/15/27	4,017	4,382
Estee Lauder Cos. Inc.	2.375%	12/1/29	5,476	5,684
Estee Lauder Cos. Inc.	2.600%	4/15/30	7,777	8,150
Estee Lauder Cos. Inc.	1.950%	3/15/31	4,537	4,513
Flowers Foods Inc.	3.500%	10/1/26	1,650	1,791
Flowers Foods Inc.	2.400%	3/15/31	5,410	5,395
General Mills Inc.	3.200%	2/10/27	4,975	5,393
General Mills Inc.	4.200%	4/17/28	10,946	12,447
General Mills Inc.	2.875%	4/15/30	7,515	7,909
Hershey Co.	2.450%	11/15/29	2,365	2,468
Hershey Co.	1.700%	6/1/30	4,560	4,486
Hormel Foods Corp.	1.700%	6/3/28	3,250	3,266
Hormel Foods Corp.	1.800%	6/11/30	10,807	10,637
Ingredion Inc.	3.200%	10/1/26	4,480	4,836
Ingredion Inc.	2.900%	6/1/30	5,666	5,918
J M Smucker Co.	3.375%	12/15/27	2,049	2,240
J M Smucker Co.	2.375%	3/15/30	6,055	6,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kellogg Co.	3.400%	11/15/27	6,514	7,126
	Kellogg Co.	4.300%	5/15/28	2,825	3,235
	Kellogg Co.	2.100%	6/1/30	2,750	2,722
[1]	Kellogg Co.	7.450%	4/1/31	1,682	2,408
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,392	4,822
	Keurig Dr Pepper Inc.	4.597%	5/25/28	13,570	15,744
	Keurig Dr Pepper Inc.	3.200%	5/1/30	8,699	9,351
	Keurig Dr Pepper Inc.	2.250%	3/15/31	5,116	5,121
	Kimberly-Clark Corp.	1.050%	9/15/27	6,257	6,167
	Kimberly-Clark Corp.	3.950%	11/1/28	2,907	3,334
	Kimberly-Clark Corp.	3.200%	4/25/29	5,700	6,250
	Kimberly-Clark Corp.	3.100%	3/26/30	6,322	6,923
	Kroger Co.	2.650%	10/15/26	7,214	7,645
	Kroger Co.	3.700%	8/1/27	1,991	2,213
	Kroger Co.	4.500%	1/15/29	3,039	3,558
[1]	Kroger Co.	7.700%	6/1/29	1,000	1,368
	Kroger Co.	2.200%	5/1/30	9,568	9,601
	Kroger Co.	1.700%	1/15/31	3,630	3,468
	McCormick & Co. Inc.	3.400%	8/15/27	10,100	11,098
	McCormick & Co. Inc.	2.500%	4/15/30	4,125	4,220
	McCormick & Co. Inc.	1.850%	2/15/31	1,886	1,822
	Mondelez International Inc.	2.750%	4/13/30	16,024	16,766
	Mondelez International Inc.	1.500%	2/4/31	5,153	4,852
	PepsiCo Inc.	2.375%	10/6/26	2,808	2,977
	PepsiCo Inc.	2.625%	3/19/27	6,352	6,773
	PepsiCo Inc.	3.000%	10/15/27	11,674	12,775
	PepsiCo Inc.	7.000%	3/1/29	700	963
	PepsiCo Inc.	2.625%	7/29/29	13,750	14,585
	PepsiCo Inc.	2.750%	3/19/30	14,945	15,938
	PepsiCo Inc.	1.625%	5/1/30	11,875	11,653
	Philip Morris International Inc.	3.125%	8/17/27	3,195	3,466
	Philip Morris International Inc.	3.125%	3/2/28	4,765	5,131
	Philip Morris International Inc.	3.375%	8/15/29	5,736	6,287
	Philip Morris International Inc.	2.100%	5/1/30	8,525	8,483
	Philip Morris International Inc.	1.750%	11/1/30	3,020	2,905
	Procter & Gamble Co.	2.450%	11/3/26	9,615	10,212
	Procter & Gamble Co.	2.800%	3/25/27	7,142	7,688
	Procter & Gamble Co.	3.000%	3/25/30	8,149	8,908
	Procter & Gamble Co.	1.200%	10/29/30	12,650	12,021
	Procter & Gamble Co.	1.950%	4/23/31	4,035	4,087
	Sysco Corp.	3.250%	7/15/27	9,367	10,125
	Sysco Corp.	2.400%	2/15/30	6,475	6,581
	Sysco Corp.	5.950%	4/1/30	6,576	8,370
	Target Corp.	3.375%	4/15/29	7,775	8,630
	Target Corp.	2.350%	2/15/30	4,803	4,970
	Tyson Foods Inc.	3.550%	6/2/27	11,379	12,560
	Tyson Foods Inc.	4.350%	3/1/29	9,001	10,405
	Unilever Capital Corp.	2.900%	5/5/27	7,795	8,392
	Unilever Capital Corp.	3.500%	3/22/28	7,200	7,986
	Unilever Capital Corp.	2.125%	9/6/29	10,234	10,449
	Unilever Capital Corp.	1.375%	9/14/30	4,998	4,772
	Unilever Capital Corp.	1.750%	8/12/31	7,300	7,123
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,175	4,464
	Walmart Inc.	3.700%	6/26/28	22,197	25,109
	Walmart Inc.	1.500%	9/22/28	8,000	7,968
	Walmart Inc.	3.250%	7/8/29	10,548	11,706
	Walmart Inc.	2.375%	9/24/29	11,050	11,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	1.800%	9/22/31	4,000	3,963
					1,072,361
Energy (2.7%)
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	9,491	10,350
	Baker Hughes a GE Co. LLC	3.138%	11/7/29	5,250	5,628
	Baker Hughes a GE Co. LLC	4.486%	5/1/30	7,375	8,624
	Boardwalk Pipelines LP	4.450%	7/15/27	3,015	3,392
	Boardwalk Pipelines LP	4.800%	5/3/29	3,135	3,587
	Boardwalk Pipelines LP	3.400%	2/15/31	2,441	2,571
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	9,192	9,877
	BP Capital Markets America Inc.	3.543%	4/6/27	9,244	10,182
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	7,053	7,780
	BP Capital Markets America Inc.	3.937%	9/21/28	10,116	11,402
	BP Capital Markets America Inc.	4.234%	11/6/28	14,463	16,597
	BP Capital Markets America Inc.	3.633%	4/6/30	12,858	14,331
	BP Capital Markets America Inc.	1.749%	8/10/30	4,700	4,571
	BP Capital Markets plc	3.279%	9/19/27	14,290	15,645
	BP Capital Markets plc	3.723%	11/28/28	4,850	5,405
	Burlington Resources LLC	7.200%	8/15/31	500	710
	Canadian Natural Resources Ltd.	3.850%	6/1/27	13,066	14,305
	Canadian Natural Resources Ltd.	2.950%	7/15/30	6,266	6,480
	Cenovus Energy Inc.	4.250%	4/15/27	9,920	11,028
	Cenovus Energy Inc.	4.400%	4/15/29	7,485	8,387
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	12,907	14,926
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	12,440	13,529
	Chevron Corp.	1.995%	5/11/27	6,175	6,370
	Chevron Corp.	2.236%	5/11/30	15,075	15,456
	Chevron USA Inc.	1.018%	8/12/27	5,600	5,476
	Chevron USA Inc.	3.850%	1/15/28	5,462	6,169
	Chevron USA Inc.	3.250%	10/15/29	6,175	6,759
	Cimarex Energy Co.	3.900%	5/15/27	6,902	7,556
	Cimarex Energy Co.	4.375%	3/15/29	4,250	4,794
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,000	1,123
[4]	ConocoPhillips	3.750%	10/1/27	10,694	11,929
[4]	ConocoPhillips	4.300%	8/15/28	8,635	9,937
[4]	ConocoPhillips	2.400%	2/15/31	4,585	4,658
	ConocoPhillips Co.	6.950%	4/15/29	12,664	16,967
[4]	Devon Energy Corp.	5.250%	10/15/27	3,506	3,726
[4]	Devon Energy Corp.	5.875%	6/15/28	3,114	3,426
[4]	Devon Energy Corp.	4.500%	1/15/30	4,992	5,433
	Diamondback Energy Inc.	3.250%	12/1/26	5,400	5,772
	Diamondback Energy Inc.	3.500%	12/1/29	9,753	10,434
	Diamondback Energy Inc.	3.125%	3/24/31	8,017	8,313
[4]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,000	4,206
	Enable Midstream Partners LP	4.400%	3/15/27	5,932	6,575
	Enable Midstream Partners LP	4.950%	5/15/28	8,275	9,310
	Enable Midstream Partners LP	4.150%	9/15/29	3,563	3,864
[3]	Enbridge Inc.	1.600%	10/4/26	1,000	1,004
	Enbridge Inc.	4.250%	12/1/26	6,273	7,048
	Enbridge Inc.	3.700%	7/15/27	6,461	7,102
	Enbridge Inc.	3.125%	11/15/29	6,225	6,653
	Energy Transfer LP	4.200%	4/15/27	5,750	6,355
[1]	Energy Transfer LP	5.500%	6/1/27	7,262	8,522
	Energy Transfer LP	4.000%	10/1/27	6,425	7,088
	Energy Transfer LP	4.950%	6/15/28	11,000	12,634
	Energy Transfer LP	5.250%	4/15/29	12,282	14,388
	Energy Transfer LP	3.750%	5/15/30	11,475	12,389
	Enterprise Products Operating LLC	3.950%	2/15/27	775	863

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	4.150%	10/16/28	9,125	10,371
	Enterprise Products Operating LLC	3.125%	7/31/29	15,259	16,383
	Enterprise Products Operating LLC	2.800%	1/31/30	8,225	8,604
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	4,650	4,861
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	9,369	9,755
	EOG Resources Inc.	4.375%	4/15/30	6,191	7,228
	Exxon Mobil Corp.	2.275%	8/16/26	1,591	1,671
	Exxon Mobil Corp.	3.294%	3/19/27	2,115	2,321
	Exxon Mobil Corp.	2.440%	8/16/29	8,258	8,601
	Exxon Mobil Corp.	3.482%	3/19/30	20,745	23,093
	Exxon Mobil Corp.	2.610%	10/15/30	13,765	14,417
	Halliburton Co.	2.920%	3/1/30	6,969	7,209
[4]	Helmerich & Payne Inc.	2.900%	9/29/31	4,235	4,247
	Hess Corp.	4.300%	4/1/27	13,464	14,937
	Hess Corp.	7.300%	8/15/31	2,000	2,701
	HollyFrontier Corp.	4.500%	10/1/30	3,027	3,296
	Kinder Morgan Inc.	4.300%	3/1/28	15,624	17,713
	Kinder Morgan Inc.	2.000%	2/15/31	7,380	7,132
	Magellan Midstream Partners LP	3.250%	6/1/30	4,161	4,446
	Marathon Oil Corp.	4.400%	7/15/27	8,665	9,745
	Marathon Petroleum Corp.	5.125%	12/15/26	7,025	8,172
	Marathon Petroleum Corp.	3.800%	4/1/28	4,646	5,105
	MPLX LP	4.125%	3/1/27	10,296	11,489
	MPLX LP	4.250%	12/1/27	6,346	7,147
	MPLX LP	4.000%	3/15/28	10,558	11,675
	MPLX LP	4.800%	2/15/29	7,152	8,283
	MPLX LP	2.650%	8/15/30	13,921	13,986
	NOV Inc.	3.600%	12/1/29	2,495	2,626
	ONEOK Inc.	4.000%	7/13/27	4,217	4,669
	ONEOK Inc.	4.550%	7/15/28	7,428	8,421
	ONEOK Inc.	4.350%	3/15/29	7,395	8,334
	ONEOK Inc.	3.400%	9/1/29	15,900	16,893
	ONEOK Inc.	3.100%	3/15/30	3,665	3,819
	ONEOK Inc.	6.350%	1/15/31	550	705
	Phillips 66	3.900%	3/15/28	1,956	2,170
	Phillips 66	2.150%	12/15/30	7,890	7,701
	Phillips 66 Partners LP	3.550%	10/1/26	5,246	5,656
	Phillips 66 Partners LP	3.750%	3/1/28	4,595	4,983
	Phillips 66 Partners LP	3.150%	12/15/29	4,225	4,407
	Pioneer Natural Resources Co.	1.900%	8/15/30	9,297	8,891
	Pioneer Natural Resources Co.	2.150%	1/15/31	7,857	7,630
	Plains All American Pipeline LP	4.500%	12/15/26	6,739	7,529
	Plains All American Pipeline LP	3.550%	12/15/29	11,393	11,982
	Plains All American Pipeline LP	3.800%	9/15/30	4,510	4,808
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	10,622	12,226
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	13,131	14,670
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	15,758	18,178
	Schlumberger Investment SA	2.650%	6/26/30	11,620	11,991
	Shell International Finance BV	3.875%	11/13/28	4,935	5,609
	Shell International Finance BV	2.375%	11/7/29	12,566	13,034
	Shell International Finance BV	2.750%	4/6/30	15,100	16,014
	Spectra Energy Partners LP	3.375%	10/15/26	8,192	8,876
	TC PipeLines LP	3.900%	5/25/27	4,670	5,184
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	2,000	2,590
	Tosco Corp.	8.125%	2/15/30	2,469	3,530
	TotalEnergies Capital International SA	3.455%	2/19/29	7,775	8,600
	TotalEnergies Capital International SA	2.829%	1/10/30	11,042	11,769
	TotalEnergies Capital SA	3.883%	10/11/28	8,062	9,142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,470	11,922
	TransCanada PipeLines Ltd.	4.100%	4/15/30	12,875	14,611
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,905	4,361
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	10,238	10,959
	Valero Energy Corp.	2.150%	9/15/27	4,725	4,759
	Valero Energy Corp.	4.350%	6/1/28	10,020	11,261
	Valero Energy Corp.	4.000%	4/1/29	8,690	9,560
	Valero Energy Partners LP	4.375%	12/15/26	5,150	5,780
	Valero Energy Partners LP	4.500%	3/15/28	4,815	5,430
	Williams Cos. Inc.	3.750%	6/15/27	12,896	14,217
	Williams Cos. Inc.	3.500%	11/15/30	9,275	10,078
[1]	Williams Cos. Inc.	7.500%	1/15/31	1,636	2,274
	Williams Cos. Inc.	2.600%	3/15/31	8,252	8,367
					1,052,410
Financials (11.8%)
[1]	Aegon NV	5.500%	4/11/48	5,695	6,692
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,471	13,237
	AerCap Ireland Capital DAC	4.625%	10/15/27	5,121	5,706
	AerCap Ireland Capital DAC	3.875%	1/23/28	6,785	7,266
	Affiliated Managers Group Inc.	3.300%	6/15/30	6,462	6,898
	Aflac Inc.	2.875%	10/15/26	2,075	2,230
	Aflac Inc.	3.600%	4/1/30	9,456	10,576
	Air Lease Corp.	3.625%	4/1/27	4,238	4,556
	Air Lease Corp.	3.625%	12/1/27	5,950	6,378
	Air Lease Corp.	2.100%	9/1/28	8,000	7,776
	Air Lease Corp.	4.625%	10/1/28	2,775	3,122
	Air Lease Corp.	3.250%	10/1/29	6,225	6,487
[1]	Air Lease Corp.	3.000%	2/1/30	5,243	5,325
	Air Lease Corp.	3.125%	12/1/30	4,550	4,643
	Alleghany Corp.	3.625%	5/15/30	4,810	5,278
	Allstate Corp.	3.280%	12/15/26	5,030	5,502
	Allstate Corp.	1.450%	12/15/30	4,100	3,911
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,860	5,569
[1]	American Express Credit Corp.	3.300%	5/3/27	19,142	21,183
	American Financial Group Inc.	5.250%	4/2/30	3,062	3,718
	American International Group Inc.	4.200%	4/1/28	3,670	4,182
	American International Group Inc.	4.250%	3/15/29	3,160	3,617
	American International Group Inc.	3.400%	6/30/30	16,614	18,146
[1]	American International Group Inc.	5.750%	4/1/48	5,165	5,929
[1]	Andrew W Mellon Foundation	0.947%	8/1/27	2,525	2,482
[1]	Aon Corp.	8.205%	1/1/27	3,000	3,903
	Aon Corp.	3.750%	5/2/29	7,752	8,618
	Aon Corp.	2.800%	5/15/30	10,488	10,962
	Arch Capital Finance LLC	4.011%	12/15/26	4,290	4,825
	Ares Capital Corp.	2.875%	6/15/28	7,201	7,310
	Assurant Inc.	4.900%	3/27/28	3,600	4,163
	Assurant Inc.	3.700%	2/22/30	2,550	2,775
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	4,300	4,512
	Athene Holding Ltd.	4.125%	1/12/28	4,075	4,526
	Athene Holding Ltd.	6.150%	4/3/30	8,591	10,824
	Athene Holding Ltd.	3.500%	1/15/31	7,555	8,109
	AXA SA	8.600%	12/15/30	11,245	16,796
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,350	1,484
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,417	3,639
	AXIS Specialty Finance plc	4.000%	12/6/27	3,255	3,638
	Banco Santander SA	4.250%	4/11/27	12,964	14,561
	Banco Santander SA	3.800%	2/23/28	2,251	2,471
	Banco Santander SA	4.379%	4/12/28	5,300	6,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	3.306%	6/27/29	6,791	7,337
	Banco Santander SA	3.490%	5/28/30	16,955	18,184
	Banco Santander SA	2.749%	12/3/30	9,509	9,445
	Banco Santander SA	2.958%	3/25/31	7,785	8,001
[1]	Bank of America Corp.	4.250%	10/22/26	16,493	18,573
[1]	Bank of America Corp.	3.248%	10/21/27	22,714	24,517
[1]	Bank of America Corp.	4.183%	11/25/27	23,574	26,265
[1]	Bank of America Corp.	3.824%	1/20/28	21,718	23,982
[1]	Bank of America Corp.	3.705%	4/24/28	16,875	18,543
[1]	Bank of America Corp.	3.593%	7/21/28	17,182	18,834
[1]	Bank of America Corp.	3.419%	12/20/28	50,216	54,469
[1]	Bank of America Corp.	3.970%	3/5/29	15,729	17,498
[1]	Bank of America Corp.	2.087%	6/14/29	15,452	15,439
[1]	Bank of America Corp.	4.271%	7/23/29	45,325	51,395
[1]	Bank of America Corp.	3.974%	2/7/30	19,980	22,394
[1]	Bank of America Corp.	3.194%	7/23/30	5,133	5,470
[1]	Bank of America Corp.	2.884%	10/22/30	10,782	11,256
[1]	Bank of America Corp.	2.496%	2/13/31	50,645	51,250
[1]	Bank of America Corp.	2.592%	4/29/31	17,870	18,228
[1]	Bank of America Corp.	1.898%	7/23/31	21,115	20,323
[1]	Bank of America Corp.	1.922%	10/24/31	16,967	16,345
[1]	Bank of America Corp.	2.651%	3/11/32	19,273	19,630
	Bank of America Corp.	2.687%	4/22/32	51,050	52,113
	Bank of America Corp.	2.299%	7/21/32	33,000	32,532
	Bank of America Corp.	2.482%	9/21/36	16,980	16,630
[1]	Bank of Montreal	3.803%	12/15/32	10,290	11,257
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	11,009	12,021
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	9,809	10,783
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	2,455	2,701
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	435	435
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	10,286	11,271
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	1,047	1,024
	Bank of Nova Scotia	2.150%	8/1/31	5,000	4,963
	BankUnited Inc.	5.125%	6/11/30	4,400	5,082
	Barclays plc	4.337%	1/10/28	8,270	9,249
	Barclays plc	4.836%	5/9/28	19,208	21,736
[1]	Barclays plc	4.972%	5/16/29	14,033	16,322
[1]	Barclays plc	5.088%	6/20/30	9,000	10,402
	Barclays plc	2.645%	6/24/31	7,973	8,033
	Barclays plc	2.667%	3/10/32	5,450	5,460
	Barclays plc	3.564%	9/23/35	16,166	16,743
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	6,138	6,120
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	4,200	4,043
	BlackRock Inc.	3.200%	3/15/27	2,934	3,212
	BlackRock Inc.	3.250%	4/30/29	9,231	10,145
	BlackRock Inc.	2.400%	4/30/30	7,820	8,072
	BlackRock Inc.	1.900%	1/28/31	4,753	4,720
[4]	Blackstone Secured Lending Fund	2.850%	9/30/28	5,000	4,988
[1]	BPCE SA	3.375%	12/2/26	3,850	4,201
	Brighthouse Financial Inc.	3.700%	6/22/27	4,703	5,144
	Brighthouse Financial Inc.	5.625%	5/15/30	9,990	12,074
	Brookfield Finance Inc.	3.900%	1/25/28	6,450	7,158
	Brookfield Finance Inc.	4.850%	3/29/29	8,025	9,443
	Brookfield Finance Inc.	4.350%	4/15/30	8,612	9,914
	Brookfield Finance Inc.	2.724%	4/15/31	4,000	4,089
	Brown & Brown Inc.	4.500%	3/15/29	3,130	3,579
	Brown & Brown Inc.	2.375%	3/15/31	5,094	5,077
	Capital One Financial Corp.	3.750%	3/9/27	10,768	11,932

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.650%	5/11/27	7,860	8,699
	Capital One Financial Corp.	3.800%	1/31/28	15,528	17,269
	Capital One Financial Corp.	2.359%	7/29/32	5,742	5,614
	Cboe Global Markets Inc.	3.650%	1/12/27	6,138	6,762
	Cboe Global Markets Inc.	1.625%	12/15/30	4,700	4,490
	Charles Schwab Corp.	3.450%	2/13/26	300	328
	Charles Schwab Corp.	3.200%	3/2/27	3,670	4,001
	Charles Schwab Corp.	3.300%	4/1/27	6,742	7,358
	Charles Schwab Corp.	3.200%	1/25/28	6,236	6,798
	Charles Schwab Corp.	2.000%	3/20/28	10,898	11,124
	Charles Schwab Corp.	4.000%	2/1/29	7,147	8,149
	Charles Schwab Corp.	3.250%	5/22/29	6,551	7,154
	Charles Schwab Corp.	2.750%	10/1/29	5,550	5,857
	Charles Schwab Corp.	4.625%	3/22/30	1,300	1,564
	Charles Schwab Corp.	2.300%	5/13/31	14,954	15,244
	Chubb INA Holdings Inc.	1.375%	9/15/30	12,548	11,876
	CI Financial Corp.	3.200%	12/17/30	9,850	10,243
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	3,225	4,191
	Citigroup Inc.	3.200%	10/21/26	28,491	30,722
	Citigroup Inc.	4.300%	11/20/26	9,018	10,139
	Citigroup Inc.	4.450%	9/29/27	40,841	46,449
[1]	Citigroup Inc.	3.887%	1/10/28	34,033	37,618
	Citigroup Inc.	6.625%	1/15/28	875	1,118
[1]	Citigroup Inc.	3.668%	7/24/28	20,824	22,901
	Citigroup Inc.	4.125%	7/25/28	6,399	7,147
[1]	Citigroup Inc.	3.520%	10/27/28	23,163	25,196
[1]	Citigroup Inc.	4.075%	4/23/29	7,066	7,915
[1]	Citigroup Inc.	3.980%	3/20/30	26,589	29,892
[1]	Citigroup Inc.	2.976%	11/5/30	14,400	15,146
[1]	Citigroup Inc.	2.666%	1/29/31	17,069	17,515
[1]	Citigroup Inc.	4.412%	3/31/31	46,439	53,604
[1]	Citigroup Inc.	2.572%	6/3/31	22,994	23,424
	Citizens Financial Group Inc.	2.500%	2/6/30	4,494	4,570
	Citizens Financial Group Inc.	3.250%	4/30/30	6,144	6,586
	CME Group Inc.	3.750%	6/15/28	4,750	5,373
	CNA Financial Corp.	3.450%	8/15/27	4,083	4,483
	CNA Financial Corp.	3.900%	5/1/29	5,432	6,062
	CNA Financial Corp.	2.050%	8/15/30	2,625	2,576
	CNO Financial Group Inc.	5.250%	5/30/29	5,050	5,933
	Comerica Inc.	4.000%	2/1/29	419	479
[1]	Deutsche Bank AG	3.547%	9/18/31	13,789	14,732
	Deutsche Bank AG	3.035%	5/28/32	436	445
[1]	Discover Bank	4.650%	9/13/28	9,177	10,650
[1]	Discover Bank	2.700%	2/6/30	5,859	6,076
	Discover Financial Services	4.100%	2/9/27	11,372	12,672
	E*TRADE Financial Corp.	3.800%	8/24/27	4,641	5,154
	E*TRADE Financial Corp.	4.500%	6/20/28	3,285	3,764
	Eaton Vance Corp.	3.500%	4/6/27	3,470	3,773
	Enstar Group Ltd.	4.950%	6/1/29	10,980	12,434
	Equitable Holdings Inc.	7.000%	4/1/28	2,650	3,390
	Equitable Holdings Inc.	4.350%	4/20/28	9,233	10,512
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,184	7,060
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,700	6,425
[4]	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,000	4,153
	Fidelity National Financial Inc.	4.500%	8/15/28	4,874	5,548
	Fidelity National Financial Inc.	3.400%	6/15/30	5,865	6,302
	Fifth Third Bancorp	2.550%	5/5/27	3,950	4,154
	Fifth Third Bancorp	3.950%	3/14/28	6,293	7,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fifth Third Bank NA	2.250%	2/1/27	7,627	7,953
	First American Financial Corp.	4.000%	5/15/30	3,940	4,337
	First American Financial Corp.	2.400%	8/15/31	5,000	4,874
	Franklin Resources Inc.	1.600%	10/30/30	5,424	5,158
	FS KKR Capital Corp.	2.625%	1/15/27	3,264	3,272
	GATX Corp.	3.850%	3/30/27	4,225	4,636
	GATX Corp.	3.500%	3/15/28	4,177	4,556
	GATX Corp.	4.550%	11/7/28	3,520	4,053
	GATX Corp.	4.700%	4/1/29	1,700	1,971
	GATX Corp.	4.000%	6/30/30	4,857	5,418
	GE Capital Funding LLC	4.050%	5/15/27	7,905	8,879
	GE Capital Funding LLC	4.400%	5/15/30	27,146	31,535
	Globe Life Inc.	4.550%	9/15/28	5,546	6,425
	Globe Life Inc.	2.150%	8/15/30	3,125	3,099
	Goldman Sachs Group Inc.	3.500%	11/16/26	23,633	25,568
	Goldman Sachs Group Inc.	5.950%	1/15/27	7,466	8,994
	Goldman Sachs Group Inc.	3.850%	1/26/27	28,577	31,396
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	24,611	27,076
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	27,023	29,883
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	25,382	28,715
	Goldman Sachs Group Inc.	2.600%	2/7/30	1,500	1,544
	Goldman Sachs Group Inc.	3.800%	3/15/30	30,925	34,434
	Goldman Sachs Group Inc.	1.992%	1/27/32	21,500	20,713
	Goldman Sachs Group Inc.	2.615%	4/22/32	36,567	36,998
[1]	Goldman Sachs Group Inc.	2.383%	7/21/32	14,505	14,369
	Golub Capital BDC Inc.	2.050%	2/15/27	966	951
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,958	2,964
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,610	6,905
	HSBC Holdings plc	4.375%	11/23/26	13,920	15,516
	HSBC Holdings plc	1.589%	5/24/27	275	273
[1]	HSBC Holdings plc	4.041%	3/13/28	20,655	22,855
[1]	HSBC Holdings plc	2.013%	9/22/28	15,847	15,837
[1]	HSBC Holdings plc	4.583%	6/19/29	30,515	34,697
	HSBC Holdings plc	2.206%	8/17/29	10,280	10,205
	HSBC Holdings plc	4.950%	3/31/30	21,861	26,002
[1]	HSBC Holdings plc	3.973%	5/22/30	34,412	38,024
[1]	HSBC Holdings plc	2.848%	6/4/31	12,083	12,398
[1]	HSBC Holdings plc	2.357%	8/18/31	13,275	13,114
	HSBC Holdings plc	2.804%	5/24/32	18,800	19,057
	Huntington Bancshares Inc.	2.550%	2/4/30	7,932	8,199
[4]	Huntington Bancshares Inc.	2.487%	8/15/36	3,544	3,492
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	5,900	6,512
	ING Groep NV	3.950%	3/29/27	7,634	8,553
	ING Groep NV	4.550%	10/2/28	9,140	10,706
	ING Groep NV	4.050%	4/9/29	6,485	7,369
	ING Groep NV	2.727%	4/1/32	2,575	2,645
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,765	4,077
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,138	4,614
	Intercontinental Exchange Inc.	2.100%	6/15/30	11,521	11,394
	Jefferies Group LLC	4.850%	1/15/27	5,192	6,028
	Jefferies Group LLC	6.450%	6/8/27	1,050	1,311
	Jefferies Group LLC	4.150%	1/23/30	6,696	7,525
	JPMorgan Chase & Co.	2.950%	10/1/26	20,789	22,263
	JPMorgan Chase & Co.	7.625%	10/15/26	4,100	5,272
	JPMorgan Chase & Co.	4.125%	12/15/26	25,932	29,143
	JPMorgan Chase & Co.	8.000%	4/29/27	5,647	7,475
	JPMorgan Chase & Co.	4.250%	10/1/27	9,702	11,011
	JPMorgan Chase & Co.	3.625%	12/1/27	3,528	3,853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	26,798	29,549
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	18,943	20,706
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	13,308	13,591
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	15,824	17,224
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	27,280	30,517
	JPMorgan Chase & Co.	2.069%	6/1/29	11,221	11,246
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	24,291	27,528
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	29,789	34,269
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	21,968	24,261
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	27,811	28,849
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	23,434	27,354
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	18,925	19,293
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	24,996	26,029
	JPMorgan Chase & Co.	1.764%	11/19/31	15,202	14,517
	JPMorgan Chase & Co.	1.953%	2/4/32	33,133	31,986
	JPMorgan Chase & Co.	2.580%	4/22/32	37,830	38,418
	Kemper Corp.	2.400%	9/30/30	3,650	3,617
[1]	KeyBank NA	6.950%	2/1/28	500	638
[1]	KeyCorp	2.250%	4/6/27	7,410	7,660
[1]	KeyCorp	4.100%	4/30/28	5,550	6,340
[1]	KeyCorp	2.550%	10/1/29	7,763	8,069
	Lazard Group LLC	3.625%	3/1/27	2,495	2,719
	Lazard Group LLC	4.500%	9/19/28	4,417	5,102
	Lazard Group LLC	4.375%	3/11/29	5,676	6,427
	Lincoln National Corp.	3.625%	12/12/26	4,283	4,710
	Lincoln National Corp.	3.800%	3/1/28	3,425	3,814
	Lincoln National Corp.	3.050%	1/15/30	5,848	6,233
	Lincoln National Corp.	3.400%	1/15/31	2,800	3,043
	Lloyds Banking Group plc	4.650%	3/24/26	103	116
	Lloyds Banking Group plc	3.750%	1/11/27	9,710	10,679
	Lloyds Banking Group plc	4.375%	3/22/28	13,812	15,713
	Lloyds Banking Group plc	4.550%	8/16/28	7,353	8,463
[1]	Lloyds Banking Group plc	3.574%	11/7/28	16,053	17,479
	Loews Corp.	3.200%	5/15/30	3,265	3,503
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	6,590	7,211
	Manulife Financial Corp.	2.484%	5/19/27	3,527	3,694
[1]	Manulife Financial Corp.	4.061%	2/24/32	6,048	6,628
	Markel Corp.	3.500%	11/1/27	3,265	3,570
	Markel Corp.	3.350%	9/17/29	2,500	2,712
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	13,042	15,145
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	6,225	6,259
	Mastercard Inc.	2.950%	11/21/26	6,912	7,494
	Mastercard Inc.	3.300%	3/26/27	9,942	10,930
	Mastercard Inc.	3.500%	2/26/28	6,130	6,816
	Mastercard Inc.	2.950%	6/1/29	10,228	11,060
	Mastercard Inc.	3.350%	3/26/30	10,538	11,715
	Mastercard Inc.	1.900%	3/15/31	1,150	1,156
	Mercury General Corp.	4.400%	3/15/27	3,160	3,568
	MetLife Inc.	4.550%	3/23/30	6,913	8,215
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	9,469	10,449
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	11,350	12,384
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	12,071	13,537
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,673	6,434
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	12,628	14,053
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	18,475	19,780
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	7,001	7,176
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	7,500	7,364
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	30,586	30,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,100	3,413
	Mizuho Financial Group Inc.	3.170%	9/11/27	11,711	12,598
	Mizuho Financial Group Inc.	4.018%	3/5/28	6,185	6,973
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,944	6,766
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	6,185	6,574
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	5,033	5,252
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,375	1,396
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	10,888	10,719
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	8,800	8,498
	Mizuho Financial Group Inc.	2.564%	9/13/31	6,759	6,652
	Mizuho Financial Group Inc.	2.172%	5/22/32	92	90
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,301	1,282
	Morgan Stanley	3.625%	1/20/27	25,473	28,076
	Morgan Stanley	3.950%	4/23/27	18,954	21,080
[1]	Morgan Stanley	3.591%	7/22/28	26,710	29,344
[1]	Morgan Stanley	3.772%	1/24/29	27,901	30,889
[1]	Morgan Stanley	4.431%	1/23/30	24,709	28,509
[1]	Morgan Stanley	2.699%	1/22/31	35,243	36,436
[1]	Morgan Stanley	3.622%	4/1/31	28,665	31,597
[1]	Morgan Stanley	1.794%	2/13/32	14,405	13,713
[1]	Morgan Stanley	1.928%	4/28/32	19,240	18,469
[1]	Morgan Stanley	2.239%	7/21/32	31,006	30,479
	Morgan Stanley	2.484%	9/16/36	24,403	23,869
	Nasdaq Inc.	1.650%	1/15/31	1,449	1,366
[1]	NatWest Group plc	3.073%	5/22/28	8,288	8,794
[1]	NatWest Group plc	4.892%	5/18/29	15,165	17,636
[1]	NatWest Group plc	5.076%	1/27/30	14,801	17,476
[1]	NatWest Group plc	4.445%	5/8/30	9,115	10,434
[1]	NatWest Group plc	3.032%	11/28/35	6,200	6,210
	Nomura Holdings Inc.	2.172%	7/14/28	6,128	6,077
	Nomura Holdings Inc.	3.103%	1/16/30	17,480	18,212
	Nomura Holdings Inc.	2.679%	7/16/30	4,100	4,140
	Nomura Holdings Inc.	2.608%	7/14/31	3,050	3,036
	Northern Trust Corp.	3.650%	8/3/28	5,356	6,016
	Northern Trust Corp.	3.150%	5/3/29	7,448	8,129
	Northern Trust Corp.	1.950%	5/1/30	120	120
[1]	Northern Trust Corp.	3.375%	5/8/32	4,650	5,004
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	3,200	3,213
	ORIX Corp.	3.700%	7/18/27	4,000	4,429
	ORIX Corp.	2.250%	3/9/31	5,025	5,022
	Owl Rock Capital Corp.	2.625%	1/15/27	4,495	4,496
	Owl Rock Capital Corp.	2.875%	6/11/28	4,425	4,414
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	2,650	2,662
	PartnerRe Finance B LLC	3.700%	7/2/29	4,815	5,308
	PartnerRe Finance B LLC	4.500%	10/1/50	3,750	3,944
[1]	PNC Bank NA	3.100%	10/25/27	6,444	7,037
[1]	PNC Bank NA	3.250%	1/22/28	4,025	4,410
[1]	PNC Bank NA	4.050%	7/26/28	11,962	13,622
[1]	PNC Bank NA	2.700%	10/22/29	10,881	11,402
	PNC Financial Services Group Inc.	3.150%	5/19/27	9,319	10,181
	PNC Financial Services Group Inc.	3.450%	4/23/29	17,235	19,086
	PNC Financial Services Group Inc.	2.550%	1/22/30	18,619	19,365
	Principal Financial Group Inc.	3.100%	11/15/26	5,210	5,602
	Principal Financial Group Inc.	3.700%	5/15/29	3,296	3,681
	Principal Financial Group Inc.	2.125%	6/15/30	5,550	5,497
	Progressive Corp.	2.450%	1/15/27	6,115	6,500
	Progressive Corp.	3.200%	3/26/30	8,912	9,716
	Prospect Capital Corp.	3.364%	11/15/26	2,150	2,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Prudential Financial Inc.	3.878%	3/27/28	1,946	2,203
[1]	Prudential Financial Inc.	2.100%	3/10/30	2,000	2,023
[1]	Prudential Financial Inc.	4.500%	9/15/47	6,413	6,941
[1]	Prudential Financial Inc.	5.700%	9/15/48	5,442	6,351
[1]	Prudential Financial Inc.	3.700%	10/1/50	9,411	9,862
	Prudential plc	3.125%	4/14/30	7,640	8,238
	Raymond James Financial Inc.	4.650%	4/1/30	9,872	11,706
	Regions Financial Corp.	1.800%	8/12/28	5,460	5,399
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,209	6,922
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	5,420
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,000	2,176
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,250	1,367
	Santander Holdings USA Inc.	3.244%	10/5/26	9,087	9,708
	Santander Holdings USA Inc.	4.400%	7/13/27	12,732	14,300
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	7,200	7,872
	Santander UK Group Holdings plc	2.896%	3/15/32	7,800	7,955
[1]	State Street Corp.	4.141%	12/3/29	5,365	6,265
	State Street Corp.	2.400%	1/24/30	11,519	11,930
	State Street Corp.	2.200%	3/3/31	6,750	6,734
	State Street Corp.	3.152%	3/30/31	1,200	1,311
[1]	State Street Corp.	3.031%	11/1/34	4,150	4,377
	Stifel Financial Corp.	4.000%	5/15/30	3,422	3,806
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	9,402	10,081
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	15,541	16,979
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,396	12,462
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	5,199	5,707
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,505	8,433
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	6,000	5,935
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,505	2,876
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	17,216	18,222
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,334	5,617
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	9,176	9,499
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	20,936	21,736
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,984	10,844
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	11,881	11,476
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	4,300	4,099
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	8,000	7,877
	SVB Financial Group	2.100%	5/15/28	3,000	3,030
	SVB Financial Group	3.125%	6/5/30	4,510	4,825
	SVB Financial Group	1.800%	2/2/31	3,187	3,062
	Synchrony Financial	3.950%	12/1/27	5,602	6,180
	Synchrony Financial	5.150%	3/19/29	5,858	6,865
[1]	Toronto-Dominion Bank	2.000%	9/10/31	5,150	5,062
[1]	Truist Bank	3.800%	10/30/26	2,333	2,593
[1]	Truist Bank	2.250%	3/11/30	17,090	17,210
[1]	Truist Financial Corp.	1.125%	8/3/27	9,128	8,921
[1]	Truist Financial Corp.	3.875%	3/19/29	5,732	6,472
[1]	Truist Financial Corp.	1.950%	6/5/30	8,600	8,612
	Unum Group	4.000%	6/15/29	2,000	2,220
[1]	US Bancorp	3.150%	4/27/27	13,584	14,801
[1]	US Bancorp	3.900%	4/26/28	4,411	5,018
[1]	US Bancorp	3.000%	7/30/29	6,971	7,475
[1]	US Bancorp	1.375%	7/22/30	7,503	7,153
	Visa Inc.	1.900%	4/15/27	14,185	14,647
	Visa Inc.	0.750%	8/15/27	2,075	2,022
	Visa Inc.	2.750%	9/15/27	7,925	8,534
	Visa Inc.	2.050%	4/15/30	10,275	10,448
	Visa Inc.	1.100%	2/15/31	8,775	8,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Voya Financial Inc.	4.700%	1/23/48	4,180	4,392
	Webster Financial Corp.	4.100%	3/25/29	2,575	2,844
	Wells Fargo & Co.	3.000%	10/23/26	32,038	34,319
[1]	Wells Fargo & Co.	4.300%	7/22/27	13,863	15,733
[1]	Wells Fargo & Co.	3.584%	5/22/28	23,242	25,487
[1]	Wells Fargo & Co.	2.393%	6/2/28	14,819	15,284
[1]	Wells Fargo & Co.	4.150%	1/24/29	14,573	16,544
[1]	Wells Fargo & Co.	2.879%	10/30/30	24,806	25,944
[1]	Wells Fargo & Co.	2.572%	2/11/31	22,946	23,401
[1]	Wells Fargo & Co.	4.478%	4/4/31	47,119	54,960
	Western Union Co.	2.750%	3/15/31	3,000	2,999
	Westpac Banking Corp.	1.150%	6/3/26	83	83
	Westpac Banking Corp.	3.350%	3/8/27	7,159	7,865
	Westpac Banking Corp.	3.400%	1/25/28	1,836	2,030
	Westpac Banking Corp.	2.650%	1/16/30	2,825	3,002
[1]	Westpac Banking Corp.	4.322%	11/23/31	19,825	21,871
	Westpac Banking Corp.	4.110%	7/24/34	13,372	14,525
	Westpac Banking Corp.	2.668%	11/15/35	14,285	13,983
	Willis North America Inc.	4.500%	9/15/28	4,524	5,169
	Willis North America Inc.	2.950%	9/15/29	6,127	6,402
	Wintrust Financial Corp.	4.850%	6/6/29	2,000	2,166
	Zions Bancorp NA	3.250%	10/29/29	4,227	4,394
					4,607,550
Health Care (3.6%)
	Abbott Laboratories	3.750%	11/30/26	15,465	17,343
	Abbott Laboratories	1.150%	1/30/28	8,075	7,917
	Abbott Laboratories	1.400%	6/30/30	4,300	4,143
	AbbVie Inc.	2.950%	11/21/26	33,654	36,060
	AbbVie Inc.	4.250%	11/14/28	15,915	18,232
	AbbVie Inc.	3.200%	11/21/29	52,970	57,078
	Adventist Health System	2.952%	3/1/29	2,250	2,358
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	2,926
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,610	1,626
	Agilent Technologies Inc.	2.750%	9/15/29	4,925	5,148
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	4,279
	Agilent Technologies Inc.	2.300%	3/12/31	6,800	6,826
	AmerisourceBergen Corp.	3.450%	12/15/27	4,873	5,318
	AmerisourceBergen Corp.	2.800%	5/15/30	3,493	3,621
	AmerisourceBergen Corp.	2.700%	3/15/31	10,500	10,727
	Amgen Inc.	2.200%	2/21/27	13,945	14,420
	Amgen Inc.	3.200%	11/2/27	7,431	8,084
	Amgen Inc.	1.650%	8/15/28	6,000	5,894
	Amgen Inc.	2.450%	2/21/30	11,975	12,238
	Amgen Inc.	2.300%	2/25/31	8,758	8,780
	Amgen Inc.	2.000%	1/15/32	4,000	3,857
	Anthem Inc.	3.650%	12/1/27	18,247	20,252
	Anthem Inc.	4.101%	3/1/28	250	283
	Anthem Inc.	2.875%	9/15/29	9,291	9,783
	Anthem Inc.	2.250%	5/15/30	16,262	16,283
	Anthem Inc.	2.550%	3/15/31	10,819	11,119
[1]	Ascension Health	2.532%	11/15/29	7,505	7,866
	AstraZeneca Finance LLC	1.750%	5/28/28	9,315	9,370
	AstraZeneca Finance LLC	2.250%	5/28/31	5,654	5,746
	AstraZeneca plc	3.125%	6/12/27	7,660	8,337
	AstraZeneca plc	4.000%	1/17/29	11,213	12,807
	AstraZeneca plc	1.375%	8/6/30	10,406	9,903
	Banner Health	2.338%	1/1/30	2,725	2,786
	Banner Health	1.897%	1/1/31	2,250	2,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	3.950%	4/1/30	4,595	5,208
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	1,000	979
	Becton Dickinson & Co.	3.700%	6/6/27	22,376	24,739
	Becton Dickinson & Co.	2.823%	5/20/30	1,619	1,695
	Becton Dickinson & Co.	1.957%	2/11/31	6,825	6,638
	Biogen Inc.	2.250%	5/1/30	14,295	14,199
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,514	3,838
	Boston Scientific Corp.	4.000%	3/1/29	14,571	16,514
	Boston Scientific Corp.	2.650%	6/1/30	9,310	9,615
	Bristol-Myers Squibb Co.	1.125%	11/13/27	4,785	4,714
	Bristol-Myers Squibb Co.	3.450%	11/15/27	5,696	6,322
	Bristol-Myers Squibb Co.	3.900%	2/20/28	15,253	17,246
	Bristol-Myers Squibb Co.	3.400%	7/26/29	40,436	44,813
	Bristol-Myers Squibb Co.	1.450%	11/13/30	17,975	17,223
	Cardinal Health Inc.	3.410%	6/15/27	9,580	10,434
[1]	CHRISTUS Health	4.341%	7/1/28	3,085	3,518
[1]	Cigna Corp.	3.400%	3/1/27	10,627	11,599
[1]	Cigna Corp.	3.050%	10/15/27	3,447	3,714
	Cigna Corp.	4.375%	10/15/28	16,357	18,904
	Cigna Corp.	2.400%	3/15/30	17,335	17,627
	Cigna Corp.	2.375%	3/15/31	22,640	22,857
	CommonSpirit Health	3.347%	10/1/29	7,929	8,520
	CommonSpirit Health	2.782%	10/1/30	2,325	2,394
	CVS Health Corp.	3.625%	4/1/27	4,591	5,064
	CVS Health Corp.	6.250%	6/1/27	1,390	1,712
	CVS Health Corp.	1.300%	8/21/27	17,726	17,447
	CVS Health Corp.	4.300%	3/25/28	22,400	25,542
	CVS Health Corp.	3.250%	8/15/29	30,956	33,287
	CVS Health Corp.	3.750%	4/1/30	12,425	13,807
	CVS Health Corp.	1.750%	8/21/30	13,835	13,267
	CVS Health Corp.	1.875%	2/28/31	12,386	11,950
	CVS Health Corp.	2.125%	9/15/31	5,000	4,910
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,434	6,852
	DH Europe Finance II Sarl	2.600%	11/15/29	4,225	4,405
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,917	5,633
	Eli Lilly & Co.	3.375%	3/15/29	3,861	4,285
	Gilead Sciences Inc.	2.950%	3/1/27	3,657	3,930
	Gilead Sciences Inc.	1.200%	10/1/27	3,925	3,837
	Gilead Sciences Inc.	1.650%	10/1/30	4,474	4,300
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	11,576	13,105
	GlaxoSmithKline Capital plc	3.375%	6/1/29	6,910	7,603
	HCA Inc.	4.500%	2/15/27	10,407	11,716
	HCA Inc.	4.125%	6/15/29	16,856	18,830
	HCA Inc.	2.375%	7/15/31	8,250	8,110
	Humana Inc.	3.950%	3/15/27	3,927	4,376
	Humana Inc.	3.125%	8/15/29	6,431	6,855
	Humana Inc.	4.875%	4/1/30	2,820	3,357
	Illumina Inc.	2.550%	3/23/31	4,275	4,314
	Johnson & Johnson	2.950%	3/3/27	8,467	9,210
	Johnson & Johnson	0.950%	9/1/27	14,100	13,881
	Johnson & Johnson	2.900%	1/15/28	11,091	11,999
	Johnson & Johnson	6.950%	9/1/29	1,925	2,666
	Johnson & Johnson	1.300%	9/1/30	14,178	13,673
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,471	4,860
	Laboratory Corp. of America Holdings	3.600%	9/1/27	3,985	4,377
	Laboratory Corp. of America Holdings	2.950%	12/1/29	6,745	7,115
	Laboratory Corp. of America Holdings	2.700%	6/1/31	4,000	4,083
	Medtronic Global Holdings SCA	3.350%	4/1/27	2,950	3,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	3.400%	3/7/29	16,242	17,985
	Merck & Co. Inc.	1.450%	6/24/30	8,350	8,081
[1]	Mercy Health	4.302%	7/1/28	2,450	2,804
	Mylan Inc.	4.550%	4/15/28	5,900	6,727
	Novartis Capital Corp.	2.000%	2/14/27	8,581	8,870
	Novartis Capital Corp.	3.100%	5/17/27	10,461	11,399
	Novartis Capital Corp.	2.200%	8/14/30	3,650	3,745
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,000	2,949
	PerkinElmer Inc.	1.900%	9/15/28	4,000	3,970
	PerkinElmer Inc.	3.300%	9/15/29	10,225	11,017
	PerkinElmer Inc.	2.550%	3/15/31	1,400	1,421
	PerkinElmer Inc.	2.250%	9/15/31	3,775	3,729
	Pfizer Inc.	3.000%	12/15/26	7,721	8,443
	Pfizer Inc.	3.600%	9/15/28	6,132	6,890
	Pfizer Inc.	3.450%	3/15/29	9,580	10,648
	Pfizer Inc.	2.625%	4/1/30	10,400	10,972
	Pfizer Inc.	1.700%	5/28/30	12,200	12,032
	Pfizer Inc.	1.750%	8/18/31	16,224	15,850
	Pharmacia LLC	6.600%	12/1/28	4,125	5,479
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,000	982
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	3,025	3,209
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	2,991	3,114
	Quest Diagnostics Inc.	4.200%	6/30/29	4,475	5,111
	Quest Diagnostics Inc.	2.950%	6/30/30	6,475	6,839
	Quest Diagnostics Inc.	2.800%	6/30/31	1,808	1,887
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	9,509	9,036
	Royalty Pharma plc	1.750%	9/2/27	4,916	4,893
	Royalty Pharma plc	2.200%	9/2/30	9,573	9,376
	Royalty Pharma plc	2.150%	9/2/31	4,450	4,285
[1]	Rush Obligated Group	3.922%	11/15/29	3,000	3,391
	Sanofi	3.625%	6/19/28	7,025	7,994
	Smith & Nephew plc	2.032%	10/14/30	7,908	7,708
[1]	SSM Health Care Corp.	3.823%	6/1/27	4,270	4,773
[1]	Stanford Health Care	3.310%	8/15/30	2,687	2,947
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	4,850	4,956
	Stryker Corp.	3.650%	3/7/28	5,475	6,080
	Stryker Corp.	1.950%	6/15/30	6,476	6,393
[1]	Sutter Health	3.695%	8/15/28	3,125	3,478
[1]	Sutter Health	2.294%	8/15/30	6,025	6,058
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	14,925	17,809
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	22,270	21,929
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,908	8,601
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,500	8,480
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	2,639	2,760
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	1,750	2,068
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	11,000	10,774
[1]	Toledo Hospital	5.325%	11/15/28	2,800	3,176
	UnitedHealth Group Inc.	3.450%	1/15/27	4,689	5,176
	UnitedHealth Group Inc.	3.375%	4/15/27	5,065	5,573
	UnitedHealth Group Inc.	2.950%	10/15/27	8,165	8,869
	UnitedHealth Group Inc.	3.850%	6/15/28	2,172	2,459
	UnitedHealth Group Inc.	3.875%	12/15/28	7,940	9,042
	UnitedHealth Group Inc.	2.875%	8/15/29	7,730	8,280
	UnitedHealth Group Inc.	2.000%	5/15/30	7,609	7,632
	UnitedHealth Group Inc.	2.300%	5/15/31	19,490	19,890
[4]	Universal Health Services Inc.	2.650%	10/15/30	8,005	8,060
[4]	Viatris Inc.	2.300%	6/22/27	9,678	9,885
[4]	Viatris Inc.	2.700%	6/22/30	16,550	16,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	7,260	7,938
	Zoetis Inc.	3.000%	9/12/27	7,627	8,207
	Zoetis Inc.	3.900%	8/20/28	6,922	7,780
	Zoetis Inc.	2.000%	5/15/30	3,699	3,656
					1,400,796
Industrials (3.0%)
	3M Co.	2.875%	10/15/27	8,200	8,870
[1]	3M Co.	3.625%	9/14/28	6,235	6,989
[1]	3M Co.	3.375%	3/1/29	6,850	7,549
	3M Co.	2.375%	8/26/29	10,022	10,382
	3M Co.	3.050%	4/15/30	3,790	4,094
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,573	4,447
	Allegion plc	3.500%	10/1/29	3,550	3,841
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,200	3,453
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,558	1,609
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,935	3,976
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	3,448	3,473
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	742	774
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,607	4,700
	Amphenol Corp.	4.350%	6/1/29	2,100	2,428
	Amphenol Corp.	2.800%	2/15/30	10,175	10,641
	Amphenol Corp.	2.200%	9/15/31	3,000	2,976
[1]	BNSF Funding Trust I	6.613%	12/15/55	100	114
	Boeing Co.	2.700%	2/1/27	7,700	7,977
	Boeing Co.	2.800%	3/1/27	3,837	3,984
	Boeing Co.	5.040%	5/1/27	17,401	20,000
	Boeing Co.	3.250%	2/1/28	8,041	8,499
	Boeing Co.	3.250%	3/1/28	4,000	4,185
	Boeing Co.	3.450%	11/1/28	5,053	5,361
	Boeing Co.	3.200%	3/1/29	7,950	8,273
	Boeing Co.	2.950%	2/1/30	6,826	6,954
	Boeing Co.	5.150%	5/1/30	39,940	46,893
	Boeing Co.	3.625%	2/1/31	10,131	10,854
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,203	7,939
	Canadian National Railway Co.	6.900%	7/15/28	3,525	4,635
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,620	5,212
	Canadian Pacific Railway Co.	2.050%	3/5/30	4,925	4,862
	Carrier Global Corp.	2.493%	2/15/27	16,255	16,970
	Carrier Global Corp.	2.722%	2/15/30	23,340	24,132
	Carrier Global Corp.	2.700%	2/15/31	6,346	6,521
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/27	4,775	4,724
	Caterpillar Inc.	2.600%	9/19/29	3,897	4,106
	Caterpillar Inc.	2.600%	4/9/30	10,522	11,068
	Caterpillar Inc.	1.900%	3/12/31	2,200	2,189
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,750	6,514
[1]	CNH Industrial NV	3.850%	11/15/27	4,775	5,316
	CSX Corp.	2.600%	11/1/26	6,000	6,355
	CSX Corp.	3.250%	6/1/27	10,295	11,192
	CSX Corp.	3.800%	3/1/28	5,139	5,732
	CSX Corp.	4.250%	3/15/29	10,673	12,279
	Cummins Inc.	1.500%	9/1/30	4,960	4,737
	Deere & Co.	5.375%	10/16/29	1,608	2,026
	Deere & Co.	3.100%	4/15/30	3,631	3,947

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Delta Air Lines Inc.	4.750%	10/20/28	6,000	6,693
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	6,581	6,572
	Dover Corp.	2.950%	11/4/29	1,750	1,861
	Eaton Corp.	3.103%	9/15/27	5,500	5,959
	Emerson Electric Co.	0.875%	10/15/26	6,600	6,476
	Emerson Electric Co.	1.800%	10/15/27	6,200	6,307
	Emerson Electric Co.	1.950%	10/15/30	2,445	2,433
	FedEx Corp.	3.400%	2/15/28	4,848	5,302
	FedEx Corp.	4.200%	10/17/28	2,155	2,467
	FedEx Corp.	3.100%	8/5/29	9,650	10,303
	FedEx Corp.	4.250%	5/15/30	6,641	7,608
	FedEx Corp.	2.400%	5/15/31	6,295	6,335
	Flowserve Corp.	3.500%	10/1/30	4,510	4,727
	General Dynamics Corp.	3.500%	4/1/27	5,536	6,118
	General Dynamics Corp.	2.625%	11/15/27	5,870	6,244
	General Dynamics Corp.	3.750%	5/15/28	6,188	6,955
	General Dynamics Corp.	3.625%	4/1/30	8,749	9,812
	General Electric Co.	3.450%	5/1/27	9,842	10,803
	General Electric Co.	3.625%	5/1/30	19,343	21,500
	Honeywell International Inc.	2.500%	11/1/26	13,968	14,820
	Honeywell International Inc.	1.100%	3/1/27	5,655	5,606
	Honeywell International Inc.	2.700%	8/15/29	5,905	6,271
	Honeywell International Inc.	1.950%	6/1/30	10,150	10,180
	Honeywell International Inc.	1.750%	9/1/31	3,000	2,921
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,759	5,133
[4]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	4,254	4,198
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	5,250	5,920
	IDEX Corp.	3.000%	5/1/30	4,268	4,488
	Illinois Tool Works Inc.	2.650%	11/15/26	4,194	4,488
[1]	John Deere Capital Corp.	1.750%	3/9/27	5,437	5,560
[1]	John Deere Capital Corp.	2.800%	9/8/27	5,650	6,091
[1]	John Deere Capital Corp.	3.050%	1/6/28	4,102	4,456
[1]	John Deere Capital Corp.	3.450%	3/7/29	6,666	7,411
[1]	John Deere Capital Corp.	2.800%	7/18/29	4,614	4,935
[1]	John Deere Capital Corp.	2.450%	1/9/30	7,165	7,452
	John Deere Capital Corp.	1.450%	1/15/31	3,706	3,538
[1]	John Deere Capital Corp.	2.000%	6/17/31	3,050	3,049
	Johnson Controls International plc	1.750%	9/15/30	2,325	2,254
	Johnson Controls International plc	2.000%	9/16/31	3,000	2,926
	Kansas City Southern	2.875%	11/15/29	4,865	5,107
	Kennametal Inc.	4.625%	6/15/28	1,989	2,246
	Kennametal Inc.	2.800%	3/1/31	156	157
	Keysight Technologies Inc.	4.600%	4/6/27	5,625	6,492
	Keysight Technologies Inc.	3.000%	10/30/29	4,790	5,067
	Kirby Corp.	4.200%	3/1/28	5,070	5,575
	L3Harris Technologies Inc.	4.400%	6/15/28	3,326	3,796
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	12,863	14,675
	L3Harris Technologies Inc.	2.900%	12/15/29	3,582	3,754
	L3Harris Technologies Inc.	1.800%	1/15/31	5,300	5,092
	Lennox International Inc.	1.700%	8/1/27	2,910	2,886
	Lockheed Martin Corp.	1.850%	6/15/30	7,272	7,224
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,000	2,176
	Norfolk Southern Corp.	3.150%	6/1/27	3,668	3,979
	Norfolk Southern Corp.	3.800%	8/1/28	4,958	5,550
	Norfolk Southern Corp.	2.550%	11/1/29	4,000	4,153
	Norfolk Southern Corp.	2.300%	5/15/31	300	303
	Northrop Grumman Corp.	3.200%	2/1/27	6,984	7,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	3.250%	1/15/28	20,116	21,733
	Northrop Grumman Corp.	4.400%	5/1/30	17,179	20,083
	nVent Finance Sarl	4.550%	4/15/28	4,174	4,584
	Oshkosh Corp.	4.600%	5/15/28	3,100	3,545
	Oshkosh Corp.	3.100%	3/1/30	2,050	2,154
	Otis Worldwide Corp.	2.293%	4/5/27	4,609	4,788
	Otis Worldwide Corp.	2.565%	2/15/30	14,265	14,642
	Parker-Hannifin Corp.	3.250%	3/1/27	6,578	7,131
	Parker-Hannifin Corp.	3.250%	6/14/29	9,650	10,378
	Raytheon Technologies Corp.	3.500%	3/15/27	9,250	10,156
	Raytheon Technologies Corp.	3.125%	5/4/27	17,970	19,499
	Raytheon Technologies Corp.	6.700%	8/1/28	1,350	1,750
	Raytheon Technologies Corp.	4.125%	11/16/28	25,434	28,954
	Raytheon Technologies Corp.	7.500%	9/15/29	4,010	5,551
	Raytheon Technologies Corp.	2.250%	7/1/30	7,417	7,484
	Raytheon Technologies Corp.	1.900%	9/1/31	8,100	7,863
	Republic Services Inc.	3.375%	11/15/27	8,373	9,129
	Republic Services Inc.	3.950%	5/15/28	1,036	1,164
	Republic Services Inc.	2.300%	3/1/30	11,218	11,359
	Rockwell Automation Inc.	3.500%	3/1/29	4,655	5,183
	Rockwell Automation Inc.	1.750%	8/15/31	1,000	975
[1]	Ryder System Inc.	2.900%	12/1/26	4,185	4,453
	Southwest Airlines Co.	3.000%	11/15/26	4,145	4,411
	Southwest Airlines Co.	5.125%	6/15/27	14,640	17,119
	Southwest Airlines Co.	3.450%	11/16/27	2,440	2,632
	Southwest Airlines Co.	2.625%	2/10/30	5,500	5,580
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,173	1,226
	Teledyne Technologies Inc.	2.250%	4/1/28	6,185	6,287
	Teledyne Technologies Inc.	2.750%	4/1/31	10,615	10,865
	Textron Inc.	3.650%	3/15/27	5,384	5,914
	Textron Inc.	3.375%	3/1/28	1,250	1,348
	Textron Inc.	3.900%	9/17/29	1,998	2,224
	Textron Inc.	3.000%	6/1/30	5,550	5,825
	Timken Co.	4.500%	12/15/28	3,050	3,411
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	3,400	3,775
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	6,385	7,135
	Trimble Inc.	4.900%	6/15/28	5,242	6,068
	Tyco Electronics Group SA	3.125%	8/15/27	5,972	6,541
	Union Pacific Corp.	2.150%	2/5/27	5,587	5,802
	Union Pacific Corp.	3.000%	4/15/27	3,792	4,086
	Union Pacific Corp.	3.950%	9/10/28	8,704	9,865
	Union Pacific Corp.	3.700%	3/1/29	5,000	5,579
	Union Pacific Corp.	2.400%	2/5/30	5,352	5,491
	Union Pacific Corp.	2.375%	5/20/31	3,200	3,278
[4]	Union Pacific Corp.	2.891%	4/6/36	5,000	5,188
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	28,566	31,857
[1]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	1,517	1,594
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	2,446	2,548
[1]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,367	2,383
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	2,934	3,001
[1]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	672	663
	United Parcel Service Inc.	2.400%	11/15/26	3,910	4,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Parcel Service Inc.	3.050%	11/15/27	6,078	6,681
	United Parcel Service Inc.	3.400%	3/15/29	7,918	8,781
	United Parcel Service Inc.	2.500%	9/1/29	3,850	4,035
	United Parcel Service Inc.	4.450%	4/1/30	6,125	7,295
	United Parcel Service of America Inc.	7.620%	4/1/30	550	769
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	277	292
[4]	Vontier Corp.	2.400%	4/1/28	4,762	4,710
[4]	Vontier Corp.	2.950%	4/1/31	2,300	2,288
	Waste Connections Inc.	3.500%	5/1/29	4,700	5,152
	Waste Connections Inc.	2.600%	2/1/30	6,095	6,282
	Waste Management Inc.	3.150%	11/15/27	6,974	7,570
	Waste Management Inc.	1.150%	3/15/28	2,425	2,336
	Waste Management Inc.	2.000%	6/1/29	2,400	2,412
	Waste Management Inc.	1.500%	3/15/31	2,350	2,210
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	9,672	10,365
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	6,011	6,918
	Xylem Inc.	3.250%	11/1/26	2,685	2,917
	Xylem Inc.	1.950%	1/30/28	5,350	5,372
	Xylem Inc.	2.250%	1/30/31	1,750	1,749
					1,152,240
Materials (1.2%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,227	5,377
	Air Products and Chemicals Inc.	2.050%	5/15/30	8,643	8,737
	Amcor Finance USA Inc.	4.500%	5/15/28	2,900	3,345
[1]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,700	2,875
	Amcor Flexibles North America Inc.	2.630%	6/19/30	4,675	4,773
	Amcor Flexibles North America Inc.	2.690%	5/25/31	4,500	4,609
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,125	6,277
	ArcelorMittal SA	4.250%	7/16/29	4,000	4,397
[4]	Berry Global Inc.	1.650%	1/15/27	5,557	5,498
	Cabot Corp.	4.000%	7/1/29	2,900	3,155
	Carlisle Cos. Inc.	3.750%	12/1/27	5,183	5,730
	Carlisle Cos. Inc.	2.750%	3/1/30	6,920	7,138
	Celanese US Holdings LLC	1.400%	8/5/26	3,400	3,377
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,495	5,925
	Dow Chemical Co.	4.800%	11/30/28	7,500	8,865
	Dow Chemical Co.	7.375%	11/1/29	744	1,015
	Dow Chemical Co.	2.100%	11/15/30	6,160	6,102
	DuPont de Nemours Inc.	4.725%	11/15/28	16,177	18,965
	Eastman Chemical Co.	4.500%	12/1/28	762	878
	Ecolab Inc.	2.700%	11/1/26	7,298	7,783
	Ecolab Inc.	3.250%	12/1/27	1,855	2,029
	Ecolab Inc.	4.800%	3/24/30	8,305	10,069
	Ecolab Inc.	1.300%	1/30/31	6,050	5,690
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	5,086
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	5,875	6,719
	FMC Corp.	3.200%	10/1/26	4,400	4,710
	FMC Corp.	3.450%	10/1/29	5,225	5,628
[4]	Georgia-Pacific LLC	2.100%	4/30/27	2,000	2,056
	Georgia-Pacific LLC	7.750%	11/15/29	4,110	5,838
[4]	Georgia-Pacific LLC	2.300%	4/30/30	3,000	3,057
	Huntsman International LLC	4.500%	5/1/29	6,323	7,151
	Huntsman International LLC	2.950%	6/15/31	3,500	3,578
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,980	3,435
	Kinross Gold Corp.	4.500%	7/15/27	5,992	6,885
	Linde Inc.	1.100%	8/10/30	5,875	5,465
	LYB International Finance II BV	3.500%	3/2/27	9,038	9,852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance III LLC	3.375%	5/1/30	4,949	5,371
	LYB International Finance III LLC	2.250%	10/1/30	4,575	4,582
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,975	4,331
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,022	3,326
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,363	5,466
	Martin Marietta Materials Inc.	2.400%	7/15/31	4,784	4,809
	Mosaic Co.	4.050%	11/15/27	5,851	6,569
	NewMarket Corp.	2.700%	3/18/31	4,000	4,003
	Newmont Corp.	2.800%	10/1/29	10,533	10,966
	Newmont Corp.	2.250%	10/1/30	8,575	8,532
	Nucor Corp.	3.950%	5/1/28	4,993	5,609
	Nucor Corp.	2.700%	6/1/30	4,500	4,689
	Nutrien Ltd.	4.000%	12/15/26	5,513	6,162
	Nutrien Ltd.	4.200%	4/1/29	3,575	4,072
	Nutrien Ltd.	2.950%	5/13/30	5,675	5,991
	Packaging Corp. of America	3.400%	12/15/27	3,770	4,115
	Packaging Corp. of America	3.000%	12/15/29	3,672	3,877
	PPG Industries Inc.	3.750%	3/15/28	1,850	2,077
	PPG Industries Inc.	2.800%	8/15/29	927	974
	PPG Industries Inc.	2.550%	6/15/30	5,200	5,346
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,000	3,910
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,575	2,099
	Rohm & Haas Co.	7.850%	7/15/29	5,960	8,178
	RPM International Inc.	3.750%	3/15/27	3,700	4,048
	RPM International Inc.	4.550%	3/1/29	4,656	5,322
	Sherwin-Williams Co.	3.450%	6/1/27	14,122	15,490
	Sherwin-Williams Co.	2.950%	8/15/29	8,450	8,949
	Sherwin-Williams Co.	2.300%	5/15/30	2,485	2,504
	Sonoco Products Co.	3.125%	5/1/30	5,051	5,356
	Steel Dynamics Inc.	1.650%	10/15/27	1,975	1,954
	Steel Dynamics Inc.	3.450%	4/15/30	5,932	6,398
	Steel Dynamics Inc.	3.250%	1/15/31	8,859	9,443
	Suzano Austria GmbH	6.000%	1/15/29	17,582	20,643
	Suzano Austria GmbH	5.000%	1/15/30	9,908	10,998
	Suzano Austria GmbH	3.750%	1/15/31	6,800	7,000
	Teck Resources Ltd.	3.900%	7/15/30	5,200	5,648
	Vale Overseas Ltd.	3.750%	7/8/30	10,423	10,798
	Vulcan Materials Co.	3.900%	4/1/27	2,370	2,656
	Vulcan Materials Co.	3.500%	6/1/30	4,790	5,257
	Westlake Chemical Corp.	3.375%	6/15/30	2,565	2,765
	WestRock MWV LLC	8.200%	1/15/30	3,500	4,894
	WRKCo Inc.	3.375%	9/15/27	8,886	9,666
	WRKCo Inc.	4.000%	3/15/28	4,188	4,680
	WRKCo Inc.	3.900%	6/1/28	4,550	5,068
	WRKCo Inc.	4.900%	3/15/29	10,293	12,196
					478,856
Real Estate (2.9%)
	Agree LP	2.000%	6/15/28	4,374	4,338
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	150	166
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	925	1,032
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,675	6,357
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,216	1,416
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,343	5,564
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	617	732
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	13,616	16,468
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	238	259
	American Assets Trust LP	3.375%	2/1/31	4,397	4,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	1,530	1,668
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	4,081	4,194
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	1,125	1,257
	American Homes 4 Rent LP	4.250%	2/15/28	4,875	5,511
	American Homes 4 Rent LP	4.900%	2/15/29	3,375	3,948
	American Homes 4 Rent LP	2.375%	7/15/31	3,000	2,973
	American Tower Corp.	3.375%	10/15/26	10,172	11,011
	American Tower Corp.	2.750%	1/15/27	1,450	1,523
	American Tower Corp.	3.125%	1/15/27	4,784	5,097
	American Tower Corp.	3.550%	7/15/27	6,427	7,000
	American Tower Corp.	3.600%	1/15/28	7,785	8,480
	American Tower Corp.	1.500%	1/31/28	3,417	3,314
	American Tower Corp.	3.950%	3/15/29	7,794	8,679
	American Tower Corp.	3.800%	8/15/29	14,392	15,937
	American Tower Corp.	2.900%	1/15/30	7,866	8,187
	American Tower Corp.	2.100%	6/15/30	6,461	6,319
	American Tower Corp.	1.875%	10/15/30	6,270	6,020
	American Tower Corp.	2.700%	4/15/31	6,625	6,781
	American Tower Corp.	2.300%	9/15/31	6,000	5,925
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	3,835	4,213
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	1,985	2,146
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	5,020	5,474
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	5,350	5,436
[1]	AvalonBay Communities Inc.	2.450%	1/15/31	400	410
	Boston Properties LP	2.750%	10/1/26	12,122	12,789
	Boston Properties LP	4.500%	12/1/28	6,401	7,373
	Boston Properties LP	3.400%	6/21/29	8,644	9,344
	Boston Properties LP	2.900%	3/15/30	1,172	1,215
	Boston Properties LP	3.250%	1/30/31	11,116	11,785
	Brandywine Operating Partnership LP	3.950%	11/15/27	3,803	4,138
	Brandywine Operating Partnership LP	4.550%	10/1/29	2,600	2,906
	Brixmor Operating Partnership LP	3.900%	3/15/27	3,065	3,356
	Brixmor Operating Partnership LP	2.250%	4/1/28	296	299
	Brixmor Operating Partnership LP	4.125%	5/15/29	7,457	8,380
	Brixmor Operating Partnership LP	4.050%	7/1/30	6,876	7,657
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,000	5,917
	Broadstone Net Lease LLC	2.600%	9/15/31	2,000	1,977
	Camden Property Trust	4.100%	10/15/28	4,300	4,918
	Camden Property Trust	3.150%	7/1/29	13,729	14,829
	Camden Property Trust	2.800%	5/15/30	4,612	4,869
	CBRE Services Inc.	2.500%	4/1/31	4,300	4,325
	Corporate Office Properties LP	2.250%	3/15/26	141	144
	Corporate Office Properties LP	2.000%	1/15/29	4,075	3,991
	Corporate Office Properties LP	2.750%	4/15/31	3,162	3,196
	Crown Castle International Corp.	4.000%	3/1/27	6,010	6,696
	Crown Castle International Corp.	3.650%	9/1/27	5,784	6,351
	Crown Castle International Corp.	3.800%	2/15/28	7,923	8,721
	Crown Castle International Corp.	4.300%	2/15/29	1,650	1,875
	Crown Castle International Corp.	3.100%	11/15/29	5,975	6,277
	Crown Castle International Corp.	3.300%	7/1/30	8,656	9,228
	Crown Castle International Corp.	2.250%	1/15/31	11,060	10,807
	Crown Castle International Corp.	2.100%	4/1/31	9,075	8,750
	Crown Castle International Corp.	2.500%	7/15/31	6,000	5,985
	CubeSmart LP	4.375%	2/15/29	5,678	6,469
	CubeSmart LP	3.000%	2/15/30	5,504	5,786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CyrusOne LP	3.450%	11/15/29	6,185	6,444
	CyrusOne LP	2.150%	11/1/30	2,417	2,276
	Digital Realty Trust LP	3.700%	8/15/27	5,364	5,958
	Digital Realty Trust LP	4.450%	7/15/28	6,170	7,074
	Digital Realty Trust LP	3.600%	7/1/29	12,033	13,189
	Duke Realty LP	3.250%	6/30/26	171	184
	Duke Realty LP	3.375%	12/15/27	6,065	6,613
	Duke Realty LP	4.000%	9/15/28	3,155	3,571
	Duke Realty LP	2.875%	11/15/29	3,500	3,686
	Duke Realty LP	1.750%	7/1/30	4,764	4,571
	EPR Properties	4.500%	6/1/27	4,225	4,586
	EPR Properties	3.750%	8/15/29	3,432	3,545
	Equinix Inc.	2.900%	11/18/26	4,853	5,148
	Equinix Inc.	1.800%	7/15/27	5,462	5,494
	Equinix Inc.	1.550%	3/15/28	5,580	5,456
	Equinix Inc.	2.000%	5/15/28	2,250	2,253
	Equinix Inc.	3.200%	11/18/29	11,126	11,799
	Equinix Inc.	2.150%	7/15/30	6,560	6,417
	Equinix Inc.	2.500%	5/15/31	8,000	8,055
	ERP Operating LP	2.850%	11/1/26	4,225	4,499
	ERP Operating LP	3.250%	8/1/27	1,662	1,810
	ERP Operating LP	3.500%	3/1/28	6,082	6,678
	ERP Operating LP	4.150%	12/1/28	3,475	3,966
	ERP Operating LP	3.000%	7/1/29	6,393	6,826
	ERP Operating LP	2.500%	2/15/30	3,080	3,162
	ERP Operating LP	1.850%	8/1/31	4,200	4,061
	Essential Properties LP	2.950%	7/15/31	2,772	2,786
	Essex Portfolio LP	3.625%	5/1/27	2,535	2,781
	Essex Portfolio LP	1.700%	3/1/28	3,975	3,906
	Essex Portfolio LP	4.000%	3/1/29	6,055	6,783
	Essex Portfolio LP	3.000%	1/15/30	8,188	8,615
	Essex Portfolio LP	1.650%	1/15/31	800	748
	Extra Space Storage LP	2.550%	6/1/31	4,236	4,243
	Federal Realty Investment Trust	3.250%	7/15/27	3,123	3,370
	Federal Realty Investment Trust	3.200%	6/15/29	4,750	5,072
	Federal Realty Investment Trust	3.500%	6/1/30	5,300	5,753
	GLP Capital LP	5.750%	6/1/28	5,475	6,460
	GLP Capital LP	5.300%	1/15/29	7,218	8,362
	GLP Capital LP	4.000%	1/15/30	5,175	5,570
	GLP Capital LP	4.000%	1/15/31	4,453	4,801
	Healthcare Realty Trust Inc.	3.625%	1/15/28	3,256	3,562
	Healthcare Realty Trust Inc.	2.400%	3/15/30	4,670	4,706
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	5,544	6,127
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	275	289
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	11,263	10,821
	Healthpeak Properties Inc.	3.500%	7/15/29	6,104	6,682
	Healthpeak Properties Inc.	3.000%	1/15/30	7,848	8,274
	Healthpeak Properties Inc.	2.875%	1/15/31	6,115	6,376
	Highwoods Realty LP	3.875%	3/1/27	2,755	3,051
	Highwoods Realty LP	4.125%	3/15/28	4,200	4,682
	Highwoods Realty LP	4.200%	4/15/29	4,316	4,833
	Highwoods Realty LP	3.050%	2/15/30	3,145	3,283
	Highwoods Realty LP	2.600%	2/1/31	2,697	2,716
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	6,749	6,948
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	6,488	6,740
	Hudson Pacific Properties LP	3.950%	11/1/27	3,916	4,289
	Hudson Pacific Properties LP	4.650%	4/1/29	4,648	5,339
	Hudson Pacific Properties LP	3.250%	1/15/30	3,371	3,539

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Invitation Homes Operating Partnership LP	2.000%	8/15/31	10,000	9,610
Kilroy Realty LP	4.750%	12/15/28	2,183	2,528
Kilroy Realty LP	4.250%	8/15/29	3,397	3,838
Kilroy Realty LP	3.050%	2/15/30	3,999	4,194
Kimco Realty Corp.	2.800%	10/1/26	5,070	5,379
Kimco Realty Corp.	3.800%	4/1/27	2,750	3,057
Kimco Realty Corp.	1.900%	3/1/28	4,400	4,397
Kimco Realty Corp.	2.700%	10/1/30	3,200	3,293
Kite Realty Group LP	4.000%	10/1/26	2,750	2,965
Lexington Realty Trust	2.700%	9/15/30	1,575	1,594
Lexington Realty Trust	2.375%	10/1/31	2,750	2,672
Life Storage LP	3.875%	12/15/27	2,945	3,310
Life Storage LP	4.000%	6/15/29	4,550	5,091
Life Storage LP	2.200%	10/15/30	3,100	3,071
Mid-America Apartments LP	3.600%	6/1/27	7,858	8,673
Mid-America Apartments LP	4.200%	6/15/28	4,599	5,264
Mid-America Apartments LP	3.950%	3/15/29	4,780	5,381
Mid-America Apartments LP	2.750%	3/15/30	917	954
National Health Investors Inc.	3.000%	2/1/31	4,467	4,342
National Retail Properties Inc.	3.600%	12/15/26	4,030	4,384
National Retail Properties Inc.	4.300%	10/15/28	5,025	5,688
National Retail Properties Inc.	2.500%	4/15/30	6,000	6,076
Office Properties Income Trust	2.650%	6/15/26	96	97
Office Properties Income Trust	2.400%	2/1/27	3,000	2,962
Omega Healthcare Investors Inc.	4.500%	4/1/27	4,271	4,756
Omega Healthcare Investors Inc.	4.750%	1/15/28	4,445	4,999
Omega Healthcare Investors Inc.	3.625%	10/1/29	5,139	5,411
Omega Healthcare Investors Inc.	3.375%	2/1/31	11,125	11,330
Physicians Realty LP	4.300%	3/15/27	4,033	4,558
Physicians Realty LP	3.950%	1/15/28	3,127	3,432
Piedmont Operating Partnership LP	3.150%	8/15/30	2,800	2,882
Prologis LP	3.250%	10/1/26	4,393	4,781
Prologis LP	2.125%	4/15/27	5,538	5,738
Prologis LP	3.875%	9/15/28	4,328	4,915
Prologis LP	4.375%	2/1/29	5,524	6,439
Prologis LP	2.250%	4/15/30	11,536	11,702
Prologis LP	1.250%	10/15/30	4,800	4,498
Public Storage	3.094%	9/15/27	5,650	6,158
Public Storage	1.850%	5/1/28	619	626
Public Storage	3.385%	5/1/29	4,675	5,136
Rayonier LP	2.750%	5/17/31	4,000	4,000
Realty Income Corp.	4.125%	10/15/26	4,940	5,549
Realty Income Corp.	3.000%	1/15/27	6,449	6,905
Realty Income Corp.	3.650%	1/15/28	5,953	6,601
Realty Income Corp.	3.250%	6/15/29	4,165	4,539
Realty Income Corp.	3.250%	1/15/31	10,812	11,730
Regency Centers LP	3.600%	2/1/27	3,975	4,378
Regency Centers LP	4.125%	3/15/28	3,049	3,420
Regency Centers LP	2.950%	9/15/29	3,900	4,095
Regency Centers LP	3.700%	6/15/30	4,420	4,883
Retail Properties of America Inc.	4.750%	9/15/30	2,071	2,284
Rexford Industrial Realty LP	2.150%	9/1/31	2,900	2,797
Sabra Health Care LP	3.900%	10/15/29	5,270	5,550
Safehold Operating Partnership LP	2.800%	6/15/31	5,000	5,011
Simon Property Group LP	3.250%	11/30/26	6,209	6,732
Simon Property Group LP	3.375%	6/15/27	6,731	7,349
Simon Property Group LP	3.375%	12/1/27	8,370	9,113
Simon Property Group LP	1.750%	2/1/28	7,125	7,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	2.450%	9/13/29	13,156	13,432
	Simon Property Group LP	2.650%	7/15/30	6,050	6,223
	Simon Property Group LP	2.200%	2/1/31	5,000	4,921
	SITE Centers Corp.	4.700%	6/1/27	4,950	5,574
	Spirit Realty LP	3.200%	1/15/27	4,610	4,913
	Spirit Realty LP	2.100%	3/15/28	6,363	6,305
	Spirit Realty LP	4.000%	7/15/29	5,755	6,376
	Spirit Realty LP	3.400%	1/15/30	2,500	2,654
	Spirit Realty LP	3.200%	2/15/31	1,200	1,248
	STORE Capital Corp.	4.500%	3/15/28	3,425	3,862
	STORE Capital Corp.	4.625%	3/15/29	2,600	2,959
	STORE Capital Corp.	2.750%	11/18/30	3,200	3,215
[3]	Sun Communities Operating LP	2.300%	11/1/28	3,000	3,007
	Sun Communities Operating LP	2.700%	7/15/31	6,570	6,634
	Tanger Properties LP	3.875%	7/15/27	2,176	2,351
	Tanger Properties LP	2.750%	9/1/31	3,075	2,949
[1]	UDR Inc.	3.500%	7/1/27	1,560	1,708
[1]	UDR Inc.	3.500%	1/15/28	2,283	2,485
[1]	UDR Inc.	4.400%	1/26/29	3,633	4,170
[1]	UDR Inc.	3.200%	1/15/30	3,390	3,633
	Ventas Realty LP	3.250%	10/15/26	6,867	7,354
	Ventas Realty LP	3.850%	4/1/27	545	602
	Ventas Realty LP	4.000%	3/1/28	6,175	6,876
	Ventas Realty LP	4.400%	1/15/29	4,646	5,307
	Ventas Realty LP	3.000%	1/15/30	3,786	3,944
	Ventas Realty LP	4.750%	11/15/30	4,522	5,317
	VEREIT Operating Partnership LP	3.950%	8/15/27	5,839	6,533
	VEREIT Operating Partnership LP	3.400%	1/15/28	5,850	6,322
	VEREIT Operating Partnership LP	2.200%	6/15/28	1,050	1,063
	VEREIT Operating Partnership LP	3.100%	12/15/29	5,890	6,270
	Vornado Realty LP	2.150%	6/1/26	102	104
	Vornado Realty LP	3.400%	6/1/31	2,052	2,124
	Welltower Inc.	2.700%	2/15/27	8,581	9,066
	Welltower Inc.	4.250%	4/15/28	5,970	6,776
	Welltower Inc.	2.050%	1/15/29	380	378
	Welltower Inc.	4.125%	3/15/29	6,234	7,030
	Welltower Inc.	3.100%	1/15/30	7,127	7,529
	Weyerhaeuser Co.	4.000%	11/15/29	5,714	6,436
	Weyerhaeuser Co.	4.000%	4/15/30	9,116	10,288
	WP Carey Inc.	4.250%	10/1/26	1,700	1,907
	WP Carey Inc.	3.850%	7/15/29	4,400	4,876
	WP Carey Inc.	2.400%	2/1/31	4,693	4,643
					1,149,120
Technology (4.0%)
	Adobe Inc.	2.150%	2/1/27	7,910	8,275
	Adobe Inc.	2.300%	2/1/30	12,030	12,445
	Amdocs Ltd.	2.538%	6/15/30	6,125	6,098
	Analog Devices Inc.	3.500%	12/5/26	6,439	7,089
[3]	Analog Devices Inc.	1.700%	10/1/28	6,000	6,014
[3]	Analog Devices Inc.	2.100%	10/1/31	8,500	8,518
	Apple Inc.	3.350%	2/9/27	15,647	17,245
	Apple Inc.	3.200%	5/11/27	22,291	24,445
	Apple Inc.	3.000%	6/20/27	6,332	6,921
	Apple Inc.	2.900%	9/12/27	18,009	19,520
	Apple Inc.	3.000%	11/13/27	4,489	4,882
	Apple Inc.	1.200%	2/8/28	23,617	23,133
	Apple Inc.	1.400%	8/5/28	19,200	18,907
	Apple Inc.	2.200%	9/11/29	14,650	15,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	1.650%	5/11/30	15,140	14,844
	Apple Inc.	1.250%	8/20/30	10,975	10,402
	Apple Inc.	1.650%	2/8/31	24,933	24,318
	Apple Inc.	1.700%	8/5/31	11,787	11,491
	Applied Materials Inc.	3.300%	4/1/27	10,614	11,672
	Applied Materials Inc.	1.750%	6/1/30	5,000	4,920
	Arrow Electronics Inc.	3.875%	1/12/28	4,375	4,731
	Autodesk Inc.	3.500%	6/15/27	4,360	4,782
	Autodesk Inc.	2.850%	1/15/30	5,775	6,041
	Automatic Data Processing Inc.	1.700%	5/15/28	8,445	8,543
	Automatic Data Processing Inc.	1.250%	9/1/30	8,200	7,795
	Avnet Inc.	3.000%	5/15/31	290	291
	Block Financial LLC	2.500%	7/15/28	4,000	4,050
	Block Financial LLC	3.875%	8/15/30	5,880	6,396
	Broadcom Corp.	3.875%	1/15/27	32,620	35,855
	Broadcom Corp.	3.500%	1/15/28	5,000	5,434
[4]	Broadcom Inc.	1.950%	2/15/28	4,600	4,545
	Broadcom Inc.	4.110%	9/15/28	15,000	16,708
	Broadcom Inc.	4.750%	4/15/29	16,000	18,365
	Broadcom Inc.	5.000%	4/15/30	19,200	22,436
	Broadcom Inc.	4.150%	11/15/30	21,395	23,726
[4]	Broadcom Inc.	2.450%	2/15/31	23,343	22,652
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	6,212	6,504
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	8,200	8,326
	CA Inc.	4.700%	3/15/27	3,225	3,613
	CDW LLC	4.250%	4/1/28	2,979	3,107
	CDW LLC	3.250%	2/15/29	3,631	3,723
[4]	CGI Inc.	2.300%	9/14/31	3,400	3,308
	Cintas Corp. No. 2	3.700%	4/1/27	7,240	8,076
	Citrix Systems Inc.	4.500%	12/1/27	8,328	9,197
	Citrix Systems Inc.	3.300%	3/1/30	5,220	5,342
	Dell International LLC	4.900%	10/1/26	13,507	15,552
	Dell International LLC	6.100%	7/15/27	4,250	5,254
	Dell International LLC	5.300%	10/1/29	20,083	24,286
	Dell International LLC	6.200%	7/15/30	5,950	7,614
	DXC Technology Co.	2.375%	9/15/28	6,000	5,942
	Equifax Inc.	3.100%	5/15/30	9,043	9,561
	Equifax Inc.	2.350%	9/15/31	9,000	8,872
	Fidelity National Information Services Inc.	1.650%	3/1/28	7,002	6,910
	Fidelity National Information Services Inc.	3.750%	5/21/29	4,575	5,099
	Fidelity National Information Services Inc.	2.250%	3/1/31	10,845	10,756
	Fiserv Inc.	2.250%	6/1/27	8,692	8,959
	Fiserv Inc.	4.200%	10/1/28	8,550	9,731
	Fiserv Inc.	3.500%	7/1/29	25,245	27,493
	Fiserv Inc.	2.650%	6/1/30	8,120	8,316
	Flex Ltd.	4.875%	6/15/29	4,986	5,735
	Flex Ltd.	4.875%	5/12/30	6,600	7,623
	Fortinet Inc.	2.200%	3/15/31	5,000	4,966
	Global Payments Inc.	4.450%	6/1/28	3,650	4,155
	Global Payments Inc.	3.200%	8/15/29	11,475	12,131
	Global Payments Inc.	2.900%	5/15/30	9,086	9,389
[4]	GXO Logistics Inc.	2.650%	7/15/31	4,250	4,229
	HP Inc.	3.000%	6/17/27	9,003	9,632
	HP Inc.	3.400%	6/17/30	7,102	7,550
[4]	HP Inc.	2.650%	6/17/31	8,875	8,789
	Hubbell Inc.	3.150%	8/15/27	2,200	2,354
	Hubbell Inc.	3.500%	2/15/28	4,150	4,510
	Hubbell Inc.	2.300%	3/15/31	2,000	1,991

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IHS Markit Ltd.	4.750%	8/1/28	5,500	6,441
	IHS Markit Ltd.	4.250%	5/1/29	5,609	6,417
	Intel Corp.	3.750%	3/25/27	8,587	9,628
	Intel Corp.	3.150%	5/11/27	4,125	4,504
	Intel Corp.	1.600%	8/12/28	7,500	7,475
	Intel Corp.	2.450%	11/15/29	16,046	16,722
	Intel Corp.	3.900%	3/25/30	8,375	9,608
	Intel Corp.	2.000%	8/12/31	11,075	11,005
	International Business Machines Corp.	3.300%	1/27/27	368	404
	International Business Machines Corp.	1.700%	5/15/27	10,883	11,031
	International Business Machines Corp.	6.220%	8/1/27	3,220	4,034
	International Business Machines Corp.	3.500%	5/15/29	23,853	26,342
	International Business Machines Corp.	1.950%	5/15/30	11,850	11,707
	Intuit Inc.	1.350%	7/15/27	4,550	4,528
	Intuit Inc.	1.650%	7/15/30	4,200	4,091
	Jabil Inc.	3.950%	1/12/28	5,835	6,430
	Jabil Inc.	3.600%	1/15/30	4,900	5,277
	Jabil Inc.	3.000%	1/15/31	4,000	4,089
	Juniper Networks Inc.	3.750%	8/15/29	4,352	4,765
	Juniper Networks Inc.	2.000%	12/10/30	3,664	3,510
	KLA Corp.	4.100%	3/15/29	5,718	6,510
	Lam Research Corp.	4.000%	3/15/29	8,225	9,432
	Lam Research Corp.	1.900%	6/15/30	6,370	6,354
	Leidos Inc.	4.375%	5/15/30	6,075	6,877
	Leidos Inc.	2.300%	2/15/31	8,800	8,589
[4]	Marvell Technology Inc.	2.450%	4/15/28	3,700	3,772
[4]	Marvell Technology Inc.	4.875%	6/22/28	4,846	5,589
[4]	Marvell Technology Inc.	2.950%	4/15/31	2,800	2,869
	Maxim Integrated Products Inc.	3.450%	6/15/27	4,033	4,424
	Micron Technology Inc.	4.185%	2/15/27	8,757	9,839
	Micron Technology Inc.	5.327%	2/6/29	5,625	6,694
	Micron Technology Inc.	4.663%	2/15/30	5,875	6,789
	Microsoft Corp.	3.300%	2/6/27	34,275	37,926
	Moody's Corp.	3.250%	1/15/28	2,250	2,447
	Moody's Corp.	4.250%	2/1/29	1,100	1,263
	Moody's Corp.	2.000%	8/19/31	5,000	4,890
	Motorola Solutions Inc.	4.600%	2/23/28	9,088	10,467
	Motorola Solutions Inc.	4.600%	5/23/29	3,997	4,638
	Motorola Solutions Inc.	2.300%	11/15/30	6,900	6,778
	Motorola Solutions Inc.	2.750%	5/24/31	3,062	3,116
	NetApp Inc.	2.375%	6/22/27	5,225	5,450
	NetApp Inc.	2.700%	6/22/30	6,100	6,277
	NVIDIA Corp.	1.550%	6/15/28	10,165	10,126
	NVIDIA Corp.	2.850%	4/1/30	15,347	16,446
	NVIDIA Corp.	2.000%	6/15/31	10,550	10,510
[4]	NXP BV	3.150%	5/1/27	4,500	4,808
[4]	NXP BV	5.550%	12/1/28	5,025	6,095
[4]	NXP BV	4.300%	6/18/29	8,363	9,494
[4]	NXP BV	3.400%	5/1/30	8,576	9,291
[4]	NXP BV	2.500%	5/11/31	10,632	10,715
	Oracle Corp.	2.800%	4/1/27	20,827	22,064
	Oracle Corp.	3.250%	11/15/27	17,420	18,891
	Oracle Corp.	2.300%	3/25/28	16,062	16,432
	Oracle Corp.	2.950%	4/1/30	31,305	32,746
	Oracle Corp.	3.250%	5/15/30	4,872	5,220
	Oracle Corp.	2.875%	3/25/31	26,592	27,403
	PayPal Holdings Inc.	2.650%	10/1/26	11,820	12,629
	PayPal Holdings Inc.	2.850%	10/1/29	8,994	9,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PayPal Holdings Inc.	2.300%	6/1/30	9,500	9,738
	Qorvo Inc.	4.375%	10/15/29	7,000	7,613
	QUALCOMM Inc.	3.250%	5/20/27	18,140	19,894
	QUALCOMM Inc.	1.300%	5/20/28	7,900	7,723
	QUALCOMM Inc.	2.150%	5/20/30	12,075	12,262
	Quanta Services Inc.	2.900%	10/1/30	2,500	2,584
	RELX Capital Inc.	4.000%	3/18/29	7,150	8,048
	RELX Capital Inc.	3.000%	5/22/30	7,300	7,744
	Roper Technologies Inc.	3.800%	12/15/26	8,703	9,660
	Roper Technologies Inc.	1.400%	9/15/27	8,873	8,741
	Roper Technologies Inc.	4.200%	9/15/28	4,801	5,466
	Roper Technologies Inc.	2.950%	9/15/29	6,265	6,642
	Roper Technologies Inc.	2.000%	6/30/30	6,301	6,181
	Roper Technologies Inc.	1.750%	2/15/31	7,800	7,423
	S&P Global Inc.	2.950%	1/22/27	4,772	5,132
	S&P Global Inc.	2.500%	12/1/29	6,166	6,434
	S&P Global Inc.	1.250%	8/15/30	4,800	4,521
	salesforce.com Inc.	3.700%	4/11/28	9,162	10,301
	salesforce.com Inc.	1.500%	7/15/28	8,000	7,968
	salesforce.com Inc.	1.950%	7/15/31	12,815	12,767
	ServiceNow Inc.	1.400%	9/1/30	10,995	10,319
	Skyworks Solutions Inc.	3.000%	6/1/31	4,643	4,751
[4]	SYNNEX Corp.	2.375%	8/9/28	5,000	4,951
	Teledyne FLIR LLC	2.500%	8/1/30	5,641	5,682
	Texas Instruments Inc.	2.900%	11/3/27	5,157	5,601
	Texas Instruments Inc.	2.250%	9/4/29	6,361	6,555
	Texas Instruments Inc.	1.750%	5/4/30	6,811	6,737
	Texas Instruments Inc.	1.900%	9/15/31	4,200	4,177
	Verisk Analytics Inc.	4.125%	3/15/29	4,633	5,255
	VMware Inc.	4.650%	5/15/27	4,915	5,638
	VMware Inc.	3.900%	8/21/27	10,235	11,399
	VMware Inc.	1.800%	8/15/28	6,450	6,354
	VMware Inc.	4.700%	5/15/30	6,709	7,907
	VMware Inc.	2.200%	8/15/31	13,200	12,922
	Xilinx Inc.	2.375%	6/1/30	6,811	6,948
					1,550,651
Utilities (2.8%)
	AEP Texas Inc.	3.950%	6/1/28	9,515	10,602
[1]	AEP Texas Inc.	2.100%	7/1/30	4,155	4,069
	AEP Transmission Co. LLC	3.100%	12/1/26	4,845	5,223
	AES Corp.	2.450%	1/15/31	8,583	8,499
[1]	Alabama Power Co.	1.450%	9/15/30	3,884	3,693
	Ameren Corp.	1.750%	3/15/28	4,300	4,216
	Ameren Corp.	3.500%	1/15/31	4,409	4,800
	Ameren Illinois Co.	3.800%	5/15/28	3,900	4,364
	Ameren Illinois Co.	1.550%	11/15/30	2,100	2,005
	American Electric Power Co. Inc.	3.200%	11/13/27	3,853	4,152
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	8,744	9,952
	American Water Capital Corp.	2.950%	9/1/27	5,750	6,185
	American Water Capital Corp.	3.750%	9/1/28	4,460	5,001
	American Water Capital Corp.	3.450%	6/1/29	6,330	6,960
	American Water Capital Corp.	2.800%	5/1/30	4,875	5,130
	American Water Capital Corp.	2.300%	6/1/31	2,050	2,078
[1]	Appalachian Power Co.	3.300%	6/1/27	769	832
[1]	Appalachian Power Co.	2.700%	4/1/31	4,725	4,855
	Arizona Public Service Co.	2.950%	9/15/27	2,725	2,918
	Arizona Public Service Co.	2.600%	8/15/29	3,000	3,117
	Atlantic City Electric Co.	2.300%	3/15/31	3,500	3,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	3.000%	6/15/27	5,225	5,624
	Atmos Energy Corp.	2.625%	9/15/29	3,100	3,221
	Atmos Energy Corp.	1.500%	1/15/31	2,875	2,711
	Avangrid Inc.	3.800%	6/1/29	4,436	4,942
	Baltimore Gas & Electric Co.	2.250%	6/15/31	3,062	3,081
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	7,633	8,321
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	8,603	9,685
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	4,200	4,025
	Black Hills Corp.	3.150%	1/15/27	3,700	3,941
	Black Hills Corp.	3.050%	10/15/29	3,380	3,578
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,225	3,467
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	3,553	3,622
	CenterPoint Energy Inc.	4.250%	11/1/28	5,200	5,929
	CenterPoint Energy Inc.	2.950%	3/1/30	3,215	3,364
	CenterPoint Energy Inc.	2.650%	6/1/31	2,000	2,043
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,635	1,826
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	6,267	6,011
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	1,029
	CMS Energy Corp.	3.450%	8/15/27	5,000	5,482
[1]	CMS Energy Corp.	4.750%	6/1/50	6,300	7,078
	CMS Energy Corp.	3.750%	12/1/50	2,062	2,079
[1]	Commonwealth Edison Co.	2.950%	8/15/27	3,960	4,260
	Commonwealth Edison Co.	3.700%	8/15/28	5,003	5,637
	Commonwealth Edison Co.	2.200%	3/1/30	1,650	1,670
[1]	Connecticut Light & Power Co.	3.200%	3/15/27	5,242	5,727
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	2,160	2,156
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,383	5,791
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,200	4,596
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	7,266	7,353
[1]	Dominion Energy Inc.	3.600%	3/15/27	1,800	1,980
	Dominion Energy Inc.	4.250%	6/1/28	3,209	3,642
[1]	Dominion Energy Inc.	3.375%	4/1/30	15,066	16,329
[1]	Dominion Energy Inc.	2.250%	8/15/31	3,050	3,042
[1]	DTE Electric Co.	1.900%	4/1/28	4,418	4,474
	DTE Electric Co.	2.250%	3/1/30	4,125	4,187
[1]	DTE Electric Co.	2.625%	3/1/31	5,585	5,824
	DTE Energy Co.	2.850%	10/1/26	11,856	12,560
[1]	DTE Energy Co.	3.400%	6/15/29	5,804	6,287
	Duke Energy Carolinas LLC	2.950%	12/1/26	5,473	5,911
	Duke Energy Carolinas LLC	3.950%	11/15/28	5,665	6,437
	Duke Energy Carolinas LLC	2.450%	8/15/29	4,661	4,829
	Duke Energy Carolinas LLC	2.450%	2/1/30	9,777	10,052
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,471	7,745
	Duke Energy Corp.	3.150%	8/15/27	5,721	6,168
	Duke Energy Corp.	3.400%	6/15/29	9,704	10,516
	Duke Energy Corp.	2.450%	6/1/30	7,686	7,772
	Duke Energy Corp.	2.550%	6/15/31	13,650	13,864
	Duke Energy Corp.	3.250%	1/15/82	2,000	1,993
	Duke Energy Florida LLC	3.200%	1/15/27	5,325	5,779
	Duke Energy Florida LLC	3.800%	7/15/28	4,332	4,860
	Duke Energy Florida LLC	2.500%	12/1/29	2,433	2,524
	Duke Energy Florida LLC	1.750%	6/15/30	2,058	2,000
	Duke Energy Ohio Inc.	3.650%	2/1/29	6,129	6,763
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,701	2,692
	Duke Energy Progress LLC	3.700%	9/1/28	5,300	5,927
	Duke Energy Progress LLC	3.450%	3/15/29	6,315	6,973
	Duke Energy Progress LLC	2.000%	8/15/31	4,328	4,260
[4]	East Ohio Gas Co.	2.000%	6/15/30	3,000	2,941

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Edison International	5.750%	6/15/27	3,688	4,247
	Edison International	4.125%	3/15/28	4,490	4,802
	Enel Americas SA	4.000%	10/25/26	3,400	3,718
	Enel Chile SA	4.875%	6/12/28	5,221	6,012
	Entergy Corp.	1.900%	6/15/28	7,217	7,138
	Entergy Corp.	2.800%	6/15/30	5,173	5,342
	Entergy Corp.	2.400%	6/15/31	7,483	7,420
	Entergy Louisiana LLC	2.400%	10/1/26	4,680	4,880
	Entergy Louisiana LLC	3.120%	9/1/27	5,580	6,014
	Entergy Louisiana LLC	3.250%	4/1/28	4,970	5,371
	Entergy Mississippi LLC	2.850%	6/1/28	2,185	2,309
	Entergy Texas Inc.	4.000%	3/30/29	7,041	7,882
	Entergy Texas Inc.	1.750%	3/15/31	2,840	2,691
	Essential Utilities Inc.	3.566%	5/1/29	3,450	3,791
	Essential Utilities Inc.	2.704%	4/15/30	4,500	4,657
	Evergy Inc.	2.900%	9/15/29	4,093	4,294
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,737	5,097
[1]	Evergy Metro Inc.	2.250%	6/1/30	5,881	5,932
[1]	Eversource Energy	3.300%	1/15/28	4,300	4,657
[1]	Eversource Energy	4.250%	4/1/29	5,400	6,195
[1]	Eversource Energy	1.650%	8/15/30	4,260	4,053
	Eversource Energy	2.550%	3/15/31	3,000	3,059
	Exelon Corp.	4.050%	4/15/30	12,741	14,423
	Fortis Inc.	3.055%	10/4/26	6,351	6,816
	Georgia Power Co.	3.250%	3/30/27	4,373	4,718
[1]	Georgia Power Co.	2.650%	9/15/29	5,986	6,239
[1]	Gulf Power Co.	3.300%	5/30/27	3,150	3,431
	Indiana Michigan Power Co.	3.850%	5/15/28	3,500	3,901
	Interstate Power & Light Co.	4.100%	9/26/28	6,831	7,773
	Interstate Power & Light Co.	3.600%	4/1/29	900	994
	Interstate Power & Light Co.	2.300%	6/1/30	3,405	3,423
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,741	4,196
	ITC Holdings Corp.	3.350%	11/15/27	6,500	7,063
	MidAmerican Energy Co.	3.650%	4/15/29	4,487	5,022
	Mississippi Power Co.	3.950%	3/30/28	3,000	3,364
	National Fuel Gas Co.	3.950%	9/15/27	2,450	2,633
	National Fuel Gas Co.	4.750%	9/1/28	3,715	4,159
	National Fuel Gas Co.	2.950%	3/1/31	1,875	1,900
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,405	5,842
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	6,742	7,381
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,150	3,561
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,110	6,845
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,202	4,297
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	3,485	3,251
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	1,216	1,156
[1]	Nevada Power Co.	3.700%	5/1/29	4,945	5,531
[1]	Nevada Power Co.	2.400%	5/1/30	3,338	3,400
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	5,146	5,647
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	4,263	4,275
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	5,666	6,206
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	9,256	9,688
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	22,017	22,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	6,425	7,209
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	4,239
	NiSource Inc.	3.490%	5/15/27	7,941	8,700
	NiSource Inc.	2.950%	9/1/29	6,119	6,418
	NiSource Inc.	3.600%	5/1/30	6,793	7,455
	NiSource Inc.	1.700%	2/15/31	6,300	5,950
	Northern States Power Co.	2.250%	4/1/31	2,230	2,267
	NSTAR Electric Co.	3.200%	5/15/27	4,824	5,265
	NSTAR Electric Co.	3.250%	5/15/29	2,570	2,811
	NSTAR Electric Co.	3.950%	4/1/30	5,213	5,966
[1]	Ohio Power Co.	2.600%	4/1/30	1,062	1,104
[1]	Ohio Power Co.	1.625%	1/15/31	6,363	6,078
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,625	4,048
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,184	4,521
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,449	9,488
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,850	4,078
	ONE Gas Inc.	2.000%	5/15/30	2,675	2,629
	Pacific Gas & Electric Co.	3.300%	12/1/27	16,881	17,392
	Pacific Gas & Electric Co.	3.000%	6/15/28	3,000	3,026
	Pacific Gas & Electric Co.	3.750%	7/1/28	13,576	14,205
	Pacific Gas & Electric Co.	4.550%	7/1/30	29,852	32,289
	Pacific Gas & Electric Co.	2.500%	2/1/31	16,685	15,871
	Pacific Gas & Electric Co.	3.250%	6/1/31	67	67
	PacifiCorp	3.500%	6/15/29	5,715	6,311
	PacifiCorp	2.700%	9/15/30	4,499	4,689
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	3,301	3,588
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,825	3,854
	Public Service Co. of Colorado	3.700%	6/15/28	2,525	2,818
[1]	Public Service Co. of Colorado	1.900%	1/15/31	3,200	3,152
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	4,339	4,536
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	2,482	2,690
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	3,537	3,965
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,700	3,017
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,675	2,920
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,694	2,792
	Public Service Enterprise Group Inc.	1.600%	8/15/30	12,450	11,772
[4]	Puget Energy Inc.	2.379%	6/15/28	2,175	2,181
	Puget Energy Inc.	4.100%	6/15/30	5,663	6,249
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	5,950	5,727
	Sempra Energy	3.250%	6/15/27	7,263	7,837
	Sempra Energy	3.400%	2/1/28	10,525	11,395
[1]	Southern California Edison Co.	3.650%	3/1/28	5,050	5,484
[1]	Southern California Edison Co.	4.200%	3/1/29	5,141	5,780
	Southern California Edison Co.	6.650%	4/1/29	4,425	5,488
	Southern California Edison Co.	2.850%	8/1/29	3,665	3,801
	Southern California Edison Co.	2.250%	6/1/30	3,500	3,464
[1]	Southern California Edison Co.	2.500%	6/1/31	2,000	2,011
[1]	Southern California Gas Co.	2.550%	2/1/30	4,450	4,581
[1]	Southern Co.	1.750%	3/15/28	3,570	3,534
[1]	Southern Co.	3.700%	4/30/30	8,175	8,987
[1]	Southern Co.	3.750%	9/15/51	2,794	2,865
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	6,919	6,584
	Southwest Gas Corp.	3.700%	4/1/28	2,570	2,828
	Southwest Gas Corp.	2.200%	6/15/30	4,000	3,964
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	2,202	2,318
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	4,170	4,703
	Tampa Electric Co.	2.400%	3/15/31	3,109	3,161
	Tucson Electric Power Co.	1.500%	8/1/30	2,963	2,807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Electric Co.	2.950%	6/15/27	5,037	5,397
	Union Electric Co.	3.500%	3/15/29	4,037	4,450
	Union Electric Co.	2.950%	3/15/30	3,450	3,675
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	5,014	5,384
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	7,665	8,445
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	5,765	6,445
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	5,735	6,101
	WEC Energy Group Inc.	1.375%	10/15/27	4,000	3,928
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	5,764
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,497
	Wisconsin Power & Light Co.	3.050%	10/15/27	3,022	3,241
	Xcel Energy Inc.	3.350%	12/1/26	5,075	5,499
	Xcel Energy Inc.	4.000%	6/15/28	5,950	6,696
	Xcel Energy Inc.	2.600%	12/1/29	9,630	9,981
	Xcel Energy Inc.	3.400%	6/1/30	7,785	8,505
					1,106,587
Total Corporate Bonds (Cost $15,475,824)					15,966,215
Sovereign Bonds (4.2%)
[1]	Asian Development Bank	2.625%	1/12/27	9,762	10,522
[1]	Asian Development Bank	2.375%	8/10/27	2,820	3,009
	Asian Development Bank	6.220%	8/15/27	175	222
[1]	Asian Development Bank	2.500%	11/2/27	24,231	26,056
[1]	Asian Development Bank	2.750%	1/19/28	8,417	9,172
[1]	Asian Development Bank	1.250%	6/9/28	12,130	12,074
	Asian Development Bank	5.820%	6/16/28	4,833	6,206
[1]	Asian Development Bank	3.125%	9/26/28	8,775	9,807
[1]	Asian Development Bank	1.750%	9/19/29	20,865	21,353
[1]	Asian Development Bank	1.875%	1/24/30	17,694	18,249
[1]	Asian Development Bank	0.750%	10/8/30	2,580	2,412
[1]	Asian Development Bank	1.500%	3/4/31	5,818	5,795
	Equinor ASA	3.250%	11/10/24	6	6
	Equinor ASA	3.000%	4/6/27	4,367	4,706
	Equinor ASA	7.250%	9/23/27	6,555	8,588
	Equinor ASA	3.625%	9/10/28	7,680	8,561
	Equinor ASA	3.125%	4/6/30	8,947	9,725
	Equinor ASA	2.375%	5/22/30	12,308	12,663
	European Investment Bank	0.750%	10/26/26	13,025	12,847
	European Investment Bank	2.375%	5/24/27	18,946	20,236
	European Investment Bank	0.625%	10/21/27	13,245	12,806
	European Investment Bank	1.625%	10/9/29	17,210	17,477
	European Investment Bank	0.875%	5/17/30	15,750	14,966
	European Investment Bank	0.750%	9/23/30	7,635	7,151
	European Investment Bank	1.250%	2/14/31	31,785	30,975
	European Investment Bank	1.625%	5/13/31	200	201
	Export-Import Bank of Korea	1.125%	12/29/26	1,000	994
	Export-Import Bank of Korea	2.375%	4/21/27	3,800	4,002
	Export-Import Bank of Korea	1.250%	9/21/30	8,450	8,041
	Export-Import Bank of Korea	1.375%	2/9/31	2,500	2,393
[1]	Hydro-Quebec	8.500%	12/1/29	1,400	2,073
[1]	Hydro-Quebec	9.375%	4/15/30	1,772	2,759
[1]	Inter-American Development Bank	2.000%	6/2/26	663	693
	Inter-American Development Bank	2.375%	7/7/27	24,862	26,528
	Inter-American Development Bank	0.625%	9/16/27	16,326	15,786
	Inter-American Development Bank	1.125%	7/20/28	8,810	8,679
	Inter-American Development Bank	3.125%	9/18/28	19,650	21,959
	Inter-American Development Bank	2.250%	6/18/29	26,345	27,953
[1]	Inter-American Development Bank	1.125%	1/13/31	39,910	38,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,312
	International Bank for Reconstruction & Development	0.875%	7/15/26	307	305
[1]	International Bank for Reconstruction & Development	1.875%	10/27/26	27,000	28,108
[1]	International Bank for Reconstruction & Development	2.500%	11/22/27	23,345	25,121
	International Bank for Reconstruction & Development	0.750%	11/24/27	58,681	57,029
[1]	International Bank for Reconstruction & Development	1.375%	4/20/28	11,275	11,317
	International Bank for Reconstruction & Development	1.125%	9/13/28	39,750	39,124
[1]	International Bank for Reconstruction & Development	1.750%	10/23/29	30,135	30,825
	International Bank for Reconstruction & Development	0.875%	5/14/30	11,125	10,579
	International Bank for Reconstruction & Development	0.750%	8/26/30	15,875	14,865
	International Bank for Reconstruction & Development	1.250%	2/10/31	28,340	27,626
[1]	International Finance Corp.	2.125%	4/7/26	389	409
	International Finance Corp.	0.750%	8/27/30	6,150	5,761
[1,5]	Japan Bank for International Cooperation	2.250%	11/4/26	12,650	13,281
[5]	Japan Bank for International Cooperation	2.875%	6/1/27	20,500	22,200
[5]	Japan Bank for International Cooperation	2.875%	7/21/27	9,450	10,246
[5]	Japan Bank for International Cooperation	2.750%	11/16/27	17,165	18,530
[5]	Japan Bank for International Cooperation	3.250%	7/20/28	10,650	11,870
[5]	Japan Bank for International Cooperation	3.500%	10/31/28	11,325	12,838
[5]	Japan Bank for International Cooperation	2.000%	10/17/29	5,300	5,462
[5]	Japan Bank for International Cooperation	1.250%	1/21/31	12,000	11,555
[5]	Japan Bank for International Cooperation	1.875%	4/15/31	15,175	15,398
[5]	Japan International Cooperation Agency	2.750%	4/27/27	6,055	6,514
[5]	Japan International Cooperation Agency	3.375%	6/12/28	4,700	5,259
[5]	Japan International Cooperation Agency	1.000%	7/22/30	4,300	4,064
[5]	Japan International Cooperation Agency	1.750%	4/28/31	4,000	4,012
[6]	KFW	2.875%	4/3/28	34,983	38,454
[6]	KFW	1.750%	9/14/29	15,110	15,483
[6]	KFW	0.750%	9/30/30	12,248	11,482
	Korea Development Bank	1.625%	1/19/31	3,500	3,436
[1,6]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	7,440	7,999
[6]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	13,512	12,763
[1,7]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	4,777	4,685
[1]	Oriental Republic of Uruguay	4.375%	10/27/27	9,490	10,935
[1]	Oriental Republic of Uruguay	4.375%	1/23/31	19,050	22,028
	Province of Alberta	3.300%	3/15/28	10,455	11,626
	Province of Alberta	1.300%	7/22/30	20,819	19,957
	Province of British Columbia	2.250%	6/2/26	219	231
	Province of British Columbia	1.300%	1/29/31	8,700	8,426
	Province of Manitoba	2.125%	6/22/26	682	713
	Province of New Brunswick	3.625%	2/24/28	4,200	4,762
	Province of Ontario	2.300%	6/15/26	22,962	24,243
	Province of Ontario	1.050%	5/21/27	1,103	1,090
	Province of Ontario	2.000%	10/2/29	14,020	14,424
	Province of Ontario	1.125%	10/7/30	10,910	10,351
	Province of Ontario	1.600%	2/25/31	7,020	6,917
	Province of Quebec	2.500%	4/20/26	372	396
	Province of Quebec	2.750%	4/12/27	14,270	15,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Province of Quebec	7.500%	9/15/29	4,290	6,115
	Province of Quebec	1.350%	5/28/30	37,260	36,302
	Province of Quebec	1.900%	4/21/31	4,325	4,385
[1]	Republic of Chile	3.240%	2/6/28	20,380	21,710
[1]	Republic of Chile	2.450%	1/31/31	12,700	12,596
	Republic of Indonesia	3.500%	1/11/28	16,415	17,834
	Republic of Indonesia	4.100%	4/24/28	13,070	14,700
	Republic of Indonesia	4.750%	2/11/29	19,003	22,178
	Republic of Indonesia	3.400%	9/18/29	5,800	6,248
	Republic of Indonesia	2.850%	2/14/30	11,235	11,633
	Republic of Indonesia	3.850%	10/15/30	5,925	6,625
	Republic of Indonesia	1.850%	3/12/31	600	576
	Republic of Indonesia	2.150%	7/28/31	250	245
	Republic of Italy	1.250%	2/17/26	492	485
	Republic of Italy	2.875%	10/17/29	18,925	19,629
	Republic of Korea	2.750%	1/19/27	9,900	10,616
	Republic of Korea	3.500%	9/20/28	4,475	5,024
	Republic of Korea	2.500%	6/19/29	4,890	5,179
	Republic of Korea	1.000%	9/16/30	6,200	5,857
	Republic of Panama	8.875%	9/30/27	10,497	14,332
[1]	Republic of Panama	3.875%	3/17/28	9,383	10,194
	Republic of Panama	9.375%	4/1/29	5,885	8,573
[1]	Republic of Panama	3.160%	1/23/30	17,350	17,885
	Republic of Peru	4.125%	8/25/27	7,110	7,867
	Republic of Peru	2.844%	6/20/30	5,850	5,902
[1]	Republic of Peru	2.783%	1/23/31	32,348	32,122
	Republic of Poland	3.250%	4/6/26	1,197	1,313
	Republic of the Philippines	3.000%	2/1/28	19,560	20,954
	Republic of the Philippines	3.750%	1/14/29	11,700	13,079
	Republic of the Philippines	9.500%	2/2/30	15,117	23,458
	Republic of the Philippines	2.457%	5/5/30	15,300	15,647
	Republic of the Philippines	7.750%	1/14/31	11,729	16,937
	Republic of the Philippines	1.648%	6/10/31	1,688	1,611
	State of Israel	3.250%	1/17/28	7,215	7,918
	State of Israel	2.500%	1/15/30	12,150	12,693
	State of Israel	2.750%	7/3/30	19,015	20,225
	United Mexican States	4.150%	3/28/27	26,091	29,436
	United Mexican States	3.750%	1/11/28	19,380	21,128
	United Mexican States	4.500%	4/22/29	30,390	34,206
[1]	United Mexican States	3.250%	4/16/30	22,799	23,406
[1]	United Mexican States	2.659%	5/24/31	26,233	25,298
[1]	United Mexican States	8.300%	8/15/31	3,650	5,325
Total Sovereign Bonds (Cost $1,646,488)					1,662,989
Taxable Municipal Bonds (0.4%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,240	1,314
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	1,025	1,076
	California GO	6.650%	3/1/22	1,750	1,796
	California GO	1.700%	2/1/28	3,400	3,423
	California GO	3.500%	4/1/28	3,600	4,018
	California GO	3.050%	4/1/29	3,450	3,757
	California GO	2.500%	10/1/29	11,250	11,818
	California GO	1.750%	11/1/30	5,000	4,927
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	145	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,600	9,754
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	12,131
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	50	56
	Los Angeles CA Community College District GO	1.606%	8/1/28	3,600	3,622
	Los Angeles CA Community College District GO	1.806%	8/1/30	2,750	2,729
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	3,488
	Massachusetts GO	4.500%	8/1/31	1,000	1,206
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,580
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	4.053%	7/1/26	1,095	1,204
[8]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,475	21,108
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,893
	Oregon GO	5.892%	6/1/27	13,750	16,459
[9]	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,758
[8]	Oregon School Boards Association GO	5.550%	6/30/28	875	1,040
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,647
	Texas Transportation Commission Revenue	5.178%	4/1/30	7,225	8,812
	University of California Revenue	1.316%	5/15/27	13,500	13,504
	University of California Revenue	3.349%	7/1/29	100	112
	University of California Revenue	1.614%	5/15/30	7,125	6,903
	University of California Revenue	4.601%	5/15/31	203	238
	Utah GO	3.539%	7/1/25	748	791
[9]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,480	2,845
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,614
Total Taxable Municipal Bonds (Cost $147,398)					150,773

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[10]	Vanguard Market Liquidity Fund (Cost $197,506)	0.068%	1,975,154	197,515
Total Investments (99.9%) (Cost $38,429,323)				39,110,326
Other Assets and Liabilities—Net (0.1%)				48,340
Net Assets (100%)				39,158,666
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2021.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $260,919,000, representing 0.7% of net assets.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Guaranteed by the Republic of Austria.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at September 30, 2021.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	21,132,834	—	21,132,834
Corporate Bonds	—	15,966,215	—	15,966,215
Sovereign Bonds	—	1,662,989	—	1,662,989
Taxable Municipal Bonds	—	150,773	—	150,773
Temporary Cash Investments	197,515	—	—	197,515
Total	197,515	38,912,811	—	39,110,326